UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

150 Social Hall Avenue 4th Floor Salt Lake City, Utah	84111
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 95.2%

	Airlines 2.4%
214,419	Allegiant Travel Co.*	$11,437,110

	Apparel Retail 0.8%
162,193	Body Central Corp.*	4,048,337

	Application Software 4.6%
169,044	ANSYS, Inc.*	9,682,841
153,392	Tyler Technologies, Inc.*	4,618,633
120,600	Ultimate Software Group, Inc.*	7,853,472

		22,154,946

	Asset Management & Custody Banks 2.1%
104,999	Affiliated Managers Group, Inc.*	10,074,654

	Automotive Retail 4.0%
353,263	Monro Muffler Brake, Inc.	13,703,072
69,269	O’Reilly Automotive, Inc.*	5,538,056

		19,241,128

	Commercial Printing 1.6%
806,363	InnerWorkings, Inc.*	7,507,240

	Consumer Finance 4.7%
679,014	DFC Global Corp.*	12,262,993
253,870	First Cash Financial Services, Inc.*	8,908,298
135,000	Mahindra & Mahindra Financial Services Ltd. (India)	1,527,950

		22,699,241

	Data Processing & Outsourced Services 4.4%
147,669	Alliance Data Systems Corp.*	15,333,949
320,469	Higher One Holdings, Inc.*	5,909,448

		21,243,397

	Distributors 3.8%
369,191	LKQ Corp.*	11,105,265
239,077	Pool Corp.	7,196,218

		18,301,483

	Diversified Banks 2.9%
1,630,720	Yes Bank Ltd. (India)	7,336,014
7,941,426	City Union Bank Ltd. (India)	6,505,075

		13,841,089

	Diversified Support Services 6.5%
604,567	Copart, Inc.*	28,952,713
158,871	LPS Brasil-Consultoria de Imoveis S.A. (Brazil)	2,214,527

		31,167,240

	Electrical Components & Equipment 2.6%
281,326	Polypore International, Inc.*	12,375,531

	Environmental & Facilities Services 3.7%
185,395	Tetra Tech, Inc.*	4,002,678
412,395	Waste Connections, Inc.	13,666,770

		17,669,448

	Health Care Distributors 2.3%
467,667	PSS World Medical, Inc.*	11,312,865

	Health Care Facilities 2.7%
291,590	Emeritus Corp.*	5,105,741
327,657	Ensign Group, Inc. (The)	8,027,597

		13,133,338

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Health Care Services 5.2%
113,417	Catalyst Health Solutions, Inc.*	$5,897,684
87,532	IPC The Hospitalist Co., Inc.*	4,001,963
211,509	MEDNAX, Inc.*	15,230,763

		25,130,410

	Home Improvement Retail 0.6%
154,025	Lumber Liquidators Holdings, Inc.*	2,720,082

	Homefurnishing Retail 1.9%
343,477	Aaron’s, Inc.	9,163,966

	Industrial Machinery 4.5%
130,720	Graco, Inc.	5,345,141
444,145	IDEX Corp.	16,482,221

		21,827,362

	Internet Retail 0.6%
67,590	Blue Nile, Inc.*	2,763,079

	Internet Software & Services 2.8%
247,566	DealerTrack Holdings, Inc.*	6,748,649
223,960	Vistaprint N.V.*	6,853,176

		13,601,825

	IT Consulting & Other Services 1.1%
84,025	Cognizant Technology Solutions Corp., Class A*	5,403,648

	Leisure Facilities 3.9%
400,023	Life Time Fitness, Inc.*	18,701,075

	Life Sciences Tools & Services 1.9%
278,130	ICON plc ADR* (Ireland)	4,758,804
68,040	Techne Corp.	4,644,411

		9,403,215

	Oil & Gas Equipment & Services 1.6%
117,555	Dril-Quip, Inc.*	7,737,470

	Oil & Gas Exploration & Production 0.5%
320,020	SandRidge Energy, Inc.*	2,611,363

	Personal Products 2.1%
193,396	Herbalife Ltd.	9,992,771

	Research & Consulting Services 2.7%
98,125	Corporate Executive Board Co. (The)	3,738,562
262,493	CRA International, Inc.*	5,207,861
405,052	Resources Connection, Inc.	4,289,501

		13,235,924

	Semiconductors 5.4%
133,940	Hittite Microwave Corp.*	6,613,957
387,065	Melexis N.V. (Belgium)	5,201,765
378,644	Micrel, Inc.	3,828,091
108,525	Power Integrations, Inc.	3,598,689
151,643	Silicon Laboratories, Inc.*	6,584,339

		25,826,841

	Specialized Finance 5.1%
402,640	Crisil Ltd. (India)	6,672,125
344,680	MSCI, Inc., Class A*	11,350,313
97,185	Portfolio Recovery Associates, Inc.*	6,561,931

		24,584,369

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Specialty Stores 1.7%
180,640	Hibbett Sports, Inc.*	$8,161,315

	Trading Companies & Distributors 2.8%
151,922	MSC Industrial Direct Co., Inc., Class A	10,870,019
143,605	Rush Enterprises, Inc., Class B*	2,465,698

		13,335,717

	Trucking 1.7%
201,657	Old Dominion Freight Line, Inc.*	8,173,158

	Total Common Stocks (cost $324,173,592)	458,580,637

	PREFERRED STOCKS 0.8%

	Regional Banks 0.8%
797,675	Banco Daycoval S.A. Pfd. (Brazil)	4,019,914

	Total Preferred Stocks (cost $5,303,461)	4,019,914

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.1%

	Repurchase Agreement 4.1%
$19,764,360	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $18,245,000 of United States Treasury Notes 2.750% due 2/15/19; value: $20,160,725; repurchase proceeds: $19,764,382 (cost $19,764,360)	$19,764,360

	Total Short-Term Investments (cost $19,764,360)	19,764,360

	Total Investments (cost $349,241,413) 100.1%	482,364,911
	Liabilities less Other Assets (0.1%)	(664,054)

	NET ASSETS 100.0%	$481,700,857

	*Non-income producing.

	ADR American Depositary Receipt.

	See Notes to Schedules of Investments.

At December 31, 2011, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Belgium	1.1
Brazil	1.4
India	4.8
Ireland	1.0
United States	91.7

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 100.6%

	Aerospace & Defense 0.9%
3,075	Bharat Electronics Ltd. (India)	$78,344

	Air Freight & Logistics 1.3%
3,700	Blue Dart Express Ltd. (India)	111,129

	Apparel, Accessories & Luxury Goods 4.6%
4,080	Page Industries Ltd. (India)	188,231
33,120	Titan Industries Ltd. (India)	105,961
68,650	VIP Industries Ltd. (India)	99,540

		393,732

	Application Software 1.1%
2,775	Oracle Financial Services Software Ltd.* (India)	96,959

	Auto Parts & Equipment 5.3%
1,585	Bosch Ltd. (India)	202,926
39,395	Exide Industries Ltd. (India)	77,596
7,685	WABCO India Ltd. (India)	169,170

		449,692

	Automobile Manufacturers 1.2%
7,865	Mahindra & Mahindra Ltd. (India)	100,710

	Building Products 0.4%
28,690	Sintex Industries Ltd. (India)	34,090

	Cable & Satellite 1.2%
91,900	Dish TV India Ltd.* (India)	102,275

	Commodity Chemicals 3.4%
67,915	Berger Paints India Ltd. (India)	111,135
10,335	Castrol India Ltd. (India)	81,738
5,905	Kansai Nerolac Paints Ltd. (India)	94,515

		287,388

	Construction & Farm Machinery & Heavy Trucks 1.6%
4,955	Eicher Motors Ltd. (India)	137,906

	Consumer Finance 2.9%
22,010	Mahindra & Mahindra Financial Services Ltd. (India)	249,112

	Diversified Banks 7.5%
283,360	City Union Bank Ltd. (India)	232,109
26,550	IndusInd Bank Ltd. (India)	112,365
311,080	South Indian Bank Ltd. (India)	118,328
39,426	Yes Bank Ltd. (India)	177,363

		640,165

	Diversified Chemicals 2.8%
8,405	BASF India Ltd. (India)	71,222
61,420	Pidilite Industries Ltd. (India)	168,224

		239,446

	Diversified Metals & Mining 1.0%
39,040	Hindustan Zinc Ltd. (India)	88,144

	Electrical Components & Equipment 1.8%
38,702	Amara Raja Batteries Ltd. (India)	150,056

	Fertilizers & Agricultural Chemicals 1.2%
47,390	Rallis India Ltd. (India)	106,952

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Footwear 1.9%
16,000	Bata India Ltd. (India)	$158,328

	Gas Utilities 4.7%
25,373	Gujarat Gas Co., Ltd. (India)	170,189
32,905	Indraprastha Gas Ltd. (India)	231,986

		402,175

	Industrial Machinery 4.9%
13,860	AIA Engineering Ltd. (India)	69,946
12,047	Cummins India Ltd. (India)	78,389
6,100	FAG Bearings India Ltd. (India)	120,604
8,065	SKF India Ltd. (India)	88,084
8,560	Thermax Ltd. (India)	63,735

		420,758

	Internet Retail 2.7%
9,740	MakeMyTrip Ltd.* (India)	234,150

	Internet Software & Services 1.1%
8,661	Info Edge India Ltd. (India)	92,147

	IT Consulting & Other Services 5.3%
6,005	CMC Ltd. (India)	89,331
5,605	Cognizant Technology Solutions Corp., Class A*	360,458

		449,789

	Life Sciences Tools & Services 1.7%
9,715	Divi’s Laboratories Ltd. (India)	142,803

	Oil & Gas Exploration & Production 0.4%
7,655	Selan Exploration Technology Ltd. (India)	33,010

	Packaged Foods & Meats 4.6%
4,130	GlaxoSmithKline Consumer Healthcare Ltd. (India)	199,870
1,645	Nestle India Ltd. (India)	126,969
8,815	Zydus Wellness Ltd. (India)	63,426

		390,265

	Personal Products 6.4%
7,595	Colgate-Palmolive India Ltd. (India)	141,603
65,920	Dabur India Ltd. (India)	123,883
15,360	Godrej Consumer Products Ltd. (India)	111,559
37,575	Marico Ltd. (India)	103,304
1,855	Procter & Gamble Hygiene and Health Care Ltd. (India)	66,258

		546,607

	Pharmaceuticals 3.2%
6,360	Cadila Healthcare Ltd. (India)	84,433
14,935	IPCA Laboratories Ltd. (India)	79,871
13,120	Lupin Ltd. (India)	110,929

		275,233

	Publishing 1.2%
27,765	D.B. Corp. Ltd. (India)	98,423

	Research & Consulting Services 1.9%
12,515	eClerx Services Ltd. (India)	162,609

	Restaurants 3.1%
18,439	Jubilant Foodworks Ltd.* (India)	261,472

	Specialized Finance 2.7%
14,000	Crisil Ltd. (India)	231,993

	Specialty Chemicals 1.8%
3,215	Asian Paints Ltd. (India)	156,437

WASATCH EMERGING INDIA FUND (WAINX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Steel 0.5%
9,680	MOIL Ltd. (India)	$41,378

	Systems Software 1.2%
35,460	KPIT Cummins Infosystems Ltd. (India)	99,392

	Thrifts & Mortgage Finance 11.6%
47,360	Dewan Housing Finance Corp. Ltd. (India)	160,527
27,060	Gruh Finance Ltd. (India)	303,186
21,554	Housing Development Finance Corp. Ltd. (India)	263,332
62,801	LIC Housing Finance Ltd. (India)	261,646

		988,691

	Tobacco 1.5%
6,205	VST Industries Ltd. (India)	126,419

	Total Common Stocks (cost $10,878,286)	8,578,179

	Total Investments (cost $10,878,286) 100.6%	8,578,179
	Liabilities less Other Assets (0.6%)	(50,909)

	NET ASSETS 100.0%	$8,527,270

	*Non-income producing.

	See Notes to Schedules of Investments.

At December 31, 2011, Wasatch Emerging India Fund’s investments were in the following countries:

Country	%
India	95.8
United States	4.2

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 86.3%

	Airport Services 1.0%
2,019,629	TAV Havalimanlari Holding AS* (Turkey)	$8,607,117

	Apparel Retail 4.8%
527,665	Cia. Hering (Brazil)	9,182,686
15,991,000	Giordano International Ltd. (Hong Kong)	11,571,940
1,678,335	Mr Price Group Ltd. (South Africa)	16,596,381
13,150,000	Padini Holdings Berhad (Malaysia)	4,521,609

		41,872,616

	Apparel, Accessories & Luxury Goods 2.4%
12,320	LPP S.A. (Poland)	7,204,804
939,500	Restoque Comercio e Confeccoes de Roupas S.A.* (Brazil)	13,750,623

		20,955,427

	Asset Management & Custody Banks 1.6%
960,321	CETIP S.A. (Brazil)	13,875,165

	Auto Parts & Equipment 1.4%
2,243,410	Exide Industries Ltd. (India)	4,418,806
393,941	Thai Stanley Electric Public Co. Ltd. NVDR (Thailand)	1,835,478
306,059	Thai Stanley Electric Public Co. Ltd.*** (Thailand)	1,426,012
191,997	WABCO India Ltd. (India)	4,226,428

		11,906,724

	Brewers 0.8%
1,681,020	Guinness Anchor Berhad (Malaysia)	7,137,706

	Building Products 2.2%
4,967,983	Dynasty Ceramic Public Co. Ltd.*** (Thailand)	9,526,560
26,276,994	Home Product Center Public Co. Ltd.*** (Thailand)	9,161,551

		18,688,111

	Catalog Retail 0.6%
43,300	Hyundai Home Shopping Network Corp. (Korea)	5,007,893

	Coal & Consumable Fuels 2.2%
13,660,438	PT Harum Energy Tbk (Indonesia)	10,319,713
12,686,205	PT Resource Alam Indonesia Tbk (Indonesia)	9,024,100

		19,343,813

	Commodity Chemicals 1.7%
3,183,429	Berger Paints India Ltd. (India)	5,209,302
883,414	Castrol India Ltd. (India)	6,986,797
173,061	Kansai Nerolac Paints Ltd. (India)	2,770,019

		14,966,118

	Computer & Electronics Retail 0.8%
1,277,785	M Video OJSC*** (Russia)	7,201,213

	Computer Storage & Peripherals 1.0%
1,500,160	Simplo Technology Co. Ltd. (Taiwan)	8,769,389

	Construction & Farm Machinery & Heavy Trucks 1.4%
687,535	Turk Traktor ve Ziraat Makineleri AS (Turkey)	12,287,473

	Construction Materials 2.0%
24,944,405	Holcim Philippines, Inc. (Philippines)	5,332,985
50,453,192	PT Holcim Indonesia Tbk (Indonesia)	12,102,089

		17,435,074

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Consumer Finance 1.1%
876,166	Mahindra & Mahindra Financial Services Ltd. (India)	$9,916,572

	Department Stores 0.3%
314,300	Marisa Lojas S.A. (Brazil)	2,881,399

	Distillers & Vintners 0.1%
77,255	Distell Group Ltd. (South Africa)	717,992

	Distributors 1.2%
8,886,300	Dah Chong Hong Holdings Ltd. (China)	10,469,749

	Diversified Banks 5.3%
372,472	Capitec Bank Holdings Ltd. (South Africa)	8,215,717
1,179,343	IndusInd Bank Ltd. (India)	4,991,194
29,681,945	PT Bank Tabungan Pensiunan Nasional Tbk (Indonesia)	11,129,706
4,143,023	Security Bank Corp. (Philippines)	9,219,210
5,037,917	Turkiye Sinai Kalkinma Bankasi AS (Turkey)	4,874,759
1,742,475	Yes Bank Ltd. (India)	7,838,759

		46,269,345

	Diversified Chemicals 0.9%
2,935,823	Pidilite Industries Ltd. (India)	8,040,965

	Drug Retail 1.5%
2,299,495	Clicks Group Ltd. (South Africa)	13,173,107

	Electronic Equipment & Instruments 0.8%
3,682,872	Chroma ATE, Inc. (Taiwan)	7,224,895

	Food Retail 0.6%
636,745	Eurocash S.A. (Poland)	5,271,576

	Footwear 1.6%
1,151,525	Bata India Ltd. (India)	11,394,904
1,066,610	Forus S.A. (Chile)	2,833,549

		14,228,453

	Gas Utilities 1.1%
1,308,125	Indraprastha Gas Ltd. (India)	9,222,521

	General Merchandise Stores 2.1%
32,320,331	PT Mitra Adiperkasa Tbk (Indonesia)	18,356,736

	Gold 2.3%
2,360,607	Highland Gold Mining Ltd. (United Kingdom)	6,884,361
986,499	Koza Altin Isletmeleri AS (Turkey)	13,092,465

		19,976,826

	Health Care Facilities 2.4%
7,827,402	KPJ Healthcare Berhad (Malaysia)	11,605,296
3,482,285	Life Healthcare Group Holdings Ltd. (South Africa)	8,906,475

		20,511,771

	Health Care Services 1.4%
642,200	Diagnosticos da America S.A. (Brazil)	5,336,604
593,400	Fleury S.A. (Brazil)	6,808,074

		12,144,678

	Health Care Supplies 0.9%
710,500	St. Shine Optical Co. Ltd. (Taiwan)	7,508,835

	Highways & Railtracks 1.9%
285,600	Obrascon Huarte Lain Brasil S.A. (Brazil)	9,340,089
14,557,755	PT Jasa Marga (Indonesia)	6,743,046

		16,083,135

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Home Improvement Retail 0.7%
13,575,250	Ace Hardware Indonesia (Indonesia)	$6,138,244

	Homefurnishing Retail 1.1%
977,800	Lewis Group Ltd. (South Africa)	9,711,480

	Household Appliances 0.4%
66,455	TTK Prestige Ltd. (India)	3,162,259

	Human Resource & Employment Services 0.1%
1,703,000	Jobstreet Corp. Berhad (Malaysia)	1,198,009

	Hypermarkets & Super Centers 3.9%
2,722,779	Big C Supercenter Public Co. Ltd.*** (Thailand)	10,356,053
25,272,500	Puregold Price Club, Inc.* (Philippines)	10,303,781
1,316,130	Siam Makro Public Co. Ltd.*** (Thailand)	9,970,050
1,664,427	Wumart Stores, Inc. (China)	3,480,527

		34,110,411

	Industrial Gases 0.6%
70,000	OCI Materials Co. Ltd.* (Korea)	4,840,352

	Industrial Machinery 0.5%
119,154	Cummins India Ltd. (India)	775,326
292,718	SKF India Ltd. (India)	3,196,995

		3,972,321

	Internet Software & Services 1.4%
95,370	Daum Communications Corp. (Korea)	9,947,717
5,390,000	Pacific Online Ltd. (China)	2,574,879

		12,522,596

	IT Consulting & Other Services 0.5%
32,824,500	PT Astra Graphia Tbk (Indonesia)	4,126,819

	Life & Health Insurance 1.1%
6,298,479	Bangkok Life Assurance Public Co. Ltd. NVDR (Thailand)	9,233,111

	Marine Ports & Services 3.3%
501,000	Global Ports Investment Ltd., GDR (Cyprus)	7,014,000
10,608,464	International Container Terminal Services, Inc. (Philippines)	12,838,935
662,240	Santos Brasil Participacoes S.A.** (Brazil)	8,758,858

		28,611,793

	Oil & Gas Exploration & Production 4.3%
3,477,580	Afren plc* (Nigeria)	4,623,172
717,410	Bankers Petroleum Ltd.* (Albania)	3,132,825
571,940	Coastal Energy Co.* (United Kingdom)	8,550,271
928,461	Exillon Energy plc* (United Arab Emirates)	3,616,533
1,569,480	Gran Tierra Energy, Inc.* (Colombia)	7,533,504
5,856,473	PetroNeft Resources plc* (Ireland)	1,623,919
533,265	Transglobe Energy Corp.* (Canada)	4,232,553
418,450	Zhaikmunai L.P. GDR* (Kazakhstan)	4,058,965

		37,371,742

	Other Diversified Financial Services 1.0%
342,830	Intergroup Financial Services Corp. (Peru)	8,862,156

	Packaged Foods & Meats 3.7%
172,448	GlaxoSmithKline Consumer Healthcare Ltd. (India)	8,345,567
61,700	Nestle Malaysia Berhad (Malaysia)	1,093,861
1,040,130	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	8,579,526
5,613,795	PT Mayora Indah Tbk (Indonesia)	8,822,341
4,567,400	Universal Robina Corp. (Philippines)	5,004,272

		31,845,567

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Personal Products 1.7%
794,800	Colgate-Palmolive India Ltd. (India)	$14,818,407
211,565	PT Mandom Indonesia Tbk (Indonesia)	179,658

		14,998,065

	Pharmaceuticals 0.5%
2,072,213	Genomma Lab Internacional S.A.B. de C.V., Class B* (Mexico)	3,990,658
9,625	Pharmstandard* *** (Russia)	501,036

		4,491,694

	Railroads 0.9%
567,521	Globaltrans Investment plc GDR (Russia)	7,803,414

	Regional Banks 0.4%
23,788,950	PT Bank Tabungan Negara Tbk (Indonesia)	3,174,484

	Research & Consulting Services 0.7%
3,002,053	Sporton International, Inc. (Taiwan)	6,097,502

	Restaurants 1.8%
5,997,873	Ajisen China Holdings Ltd. (China)	6,603,248
7,430,965	KFC Holdings Malaysia Berhad (Malaysia)	9,001,547

		15,604,795

	Specialized Finance 1.0%
3,720,190	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	5,889,068
33,357	JSE Ltd. (South Africa)	293,479
249,557	Warsaw Stock Exchange (Poland)	2,551,819

		8,734,366

	Specialty Chemicals 0.8%
290,103	Akzo Nobel India Ltd. (India)	4,310,164
237,118	Clariant Chemicals India Ltd. (India)	2,522,546

		6,832,710

	Steel 0.2%
384,010	MOIL Ltd. (India)	1,641,470

	Thrifts & Mortgage Finance 3.1%
836,670	Dewan Housing Finance Corp. Ltd. (India)	2,835,903
1,009,511	Gruh Finance Ltd. (India)	11,310,781
2,960,335	LIC Housing Finance Ltd. (India)	12,333,568

		26,480,252

	Trading Companies & Distributors 2.2%
395,535	iMarketKorea, Inc. (Korea)	5,578,264
13,262,987	PT Hexindo Adiperkasa Tbk (Indonesia)	13,091,120

		18,669,384

	Trucking 1.0%
623,100	Tegma Gestao Logistica (Brazil)	8,568,565

	Total Common Stocks (cost $735,889,310)	748,855,955

	PREFERRED STOCKS 1.2%

	Construction & Farm Machinery & Heavy Trucks 1.2%
2,889,115	Marcopolo S.A. Pfd. (Brazil)	10,981,812

	Total Preferred Stocks (cost $9,225,235)	10,981,812

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 12.4%

	Repurchase Agreement 12.4%
$107,203,583	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $98,960,000 of United States Treasury Notes 2.750% due 2/15/19; value: $109,350,800; repurchase proceeds: $107,203,703 (cost $107,203,583)	$107,203,583

	Total Short-Term Investments (cost $107,203,583)	107,203,583

	Total Investments (cost $852,318,128) 99.9%§	867,041,350
	Other Assets less Liabilities 0.1%	971,717

	NET ASSETS 100.0%	$868,013,067

	*Non-income producing.

	**Common units.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 6.66%.

	GDR Global Depositary Receipt.

	See Notes to Schedules of Investments.

At December 31, 2011, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Albania	0.4
Brazil	11.8
Canada	0.6
Chile	0.4
China	3.0
Colombia	1.0
Cyprus	0.9
Hong Kong	1.5
India	18.5
Indonesia	13.6
Ireland	0.2
Kazakhstan	0.5
Korea	3.3
Malaysia	4.6
Mexico	1.3
Nigeria	0.6
Peru	1.2
Philippines	5.6
Poland	2.0
Russia	2.0
South Africa	7.6
Taiwan	3.9
Thailand	6.8
Turkey	6.2
United Arab Emirates	0.5
United Kingdom	2.0

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 105.3%

	Advertising 0.4%
10,400	1000mercis (France)	$612,839

	Air Freight & Logistics 0.6%
1,985,915	Aramex PJSC (United Arab Emirates)	973,183

	Apparel Retail 1.5%
17,250	Jos. A. Bank Clothiers, Inc.*	841,110
87,240	Mr Price Group Ltd. (South Africa)	862,681
83,125	Truworths International Ltd. (South Africa)	760,701

		2,464,492

	Apparel, Accessories & Luxury Goods 3.5%
90,000	Gerry Weber International AG (Germany)	2,749,098
36,000	LG Fashion Corp. (Korea)	1,264,173
337	LPP S.A. (Poland)	197,079
134,272	Ted Baker plc (United Kingdom)	1,349,196

		5,559,546

	Application Software 1.7%
32,709	Fidessa Group plc (United Kingdom)	767,694
20,550	Interactive Intelligence Group, Inc.*	471,006
23,410	Ultimate Software Group, Inc.*	1,524,459

		2,763,159

	Asset Management & Custody Banks 3.9%
566,400	Aberdeen Asset Management plc (United Kingdom)	1,862,693
15,850	Affiliated Managers Group, Inc.*	1,520,808
126,200	CETIP S.A. (Brazil)	1,823,396
5,967	Partners Group Holding AG (Switzerland)	1,046,610

		6,253,507

	Auto Parts & Equipment 0.4%
354,525	Exide Industries Ltd. (India)	698,302

	Automotive Retail 1.2%
22,275	Monro Muffler Brake, Inc.	864,047
13,100	O’Reilly Automotive, Inc.*	1,047,345

		1,911,392

	Biotechnology 1.6%
443,805	Abcam plc (United Kingdom)	2,512,853

	Catalog Retail 0.5%
7,000	Hyundai Home Shopping Network Corp. (Korea)	809,590

	Coal & Consumable Fuels 0.9%
700,000	PT Harum Energy Tbk (Indonesia)	528,812
504,500	PT Tambang Batubara Bukit Asam Tbk (Indonesia)	965,324

		1,494,136

	Commercial Printing 0.9%
162,490	InnerWorkings, Inc.*	1,512,782

	Commodity Chemicals 1.5%
401,365	Berger Paints India Ltd. (India)	656,786
76,400	Castrol India Ltd. (India)	604,237
66,210	Tikkurila Oyj (Finland)	1,106,024

		2,367,047

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Communications Equipment 0.9%
21,105	Polycom, Inc.*	$344,011
43,652	Riverbed Technology, Inc.*	1,025,822

		1,369,833

	Construction & Engineering 0.9%
216,015	Kentz Corp. Ltd. (United Kingdom)	1,414,095

	Construction Materials 1.6%
641,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	1,205,299
1,137,000	PT Semen Gresik (Persero) Tbk (Indonesia)	1,435,749

		2,641,048

	Consumer Finance 2.6%
59,333	DFC Global Corp.*	1,071,554
32,100	First Cash Financial Services, Inc.*	1,126,389
173,870	Mahindra & Mahindra Financial Services Ltd. (India)	1,967,886

		4,165,829

	Data Processing & Outsourced Services 2.2%
265	GMO Payment Gateway, Inc. (Japan)	1,082,300
155,508	Wirecard AG (Germany)	2,503,009

		3,585,309

	Distributors 1.3%
68,605	LKQ Corp.*	2,063,638

	Diversified Banks 1.3%
462,200	Yes Bank Ltd. (India)	2,079,269

	Diversified Chemicals 0.7%
423,735	Pidilite Industries Ltd. (India)	1,160,574

	Diversified Support Services 2.0%
68,725	Copart, Inc.*	3,291,240

	Drug Retail 0.9%
258,500	Clicks Group Ltd. (South Africa)	1,480,868

	Electrical Components & Equipment 0.6%
22,582	Polypore International, Inc.*	993,382

	Electronic Equipment & Instruments 1.1%
121,615	Oxford Instruments plc (United Kingdom)	1,792,226

	Environmental & Facilities Services 3.1%
1,214,300	RPS Group plc (United Kingdom)	3,390,631
70,205	Tetra Tech, Inc.*	1,515,726

		4,906,357

	Food Retail 0.3%
978,600	BreadTalk Group Ltd. (Singapore)	407,530

	Footwear 0.4%
66,170	Bata India Ltd. (India)	654,785

	General Merchandise Stores 2.3%
32,904	Dollar Tree, Inc.*	2,734,652
1,700,000	PT Mitra Adiperkasa Tbk (Indonesia)	965,536

		3,700,188

	Gold 1.0%
123,150	Koza Altin Isletmeleri AS (Turkey)	1,634,403

	Health Care Equipment 4.1%
79,000	AtriCure, Inc.*	876,900
36,500	Cyberonics, Inc.*	1,222,750
29,400	DiaSorin S.p.A. (Italy)	742,587
63,895	Elekta AB, Class B (Sweden)	2,774,427
89,145	Immunodiagnostic Systems Holdings plc (United Kingdom)	636,117
954,161	LMA International N.V. (Singapore)	261,222

		6,514,003

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Health Care Facilities 1.2%
731,210	Life Healthcare Group Holdings Ltd. (South Africa)	$1,870,181

	Health Care Services 3.8%
33,480	Catalyst Health Solutions, Inc.*	1,740,960
25,608	CorVel Corp.*	1,324,190
74,700	Diagnosticos da America S.A. (Brazil)	620,748
36,375	IPC The Hospitalist Co., Inc.*	1,663,065
9,900	MEDNAX, Inc.*	712,899

		6,061,862

	Health Care Technology 1.0%
22,500	athenahealth, Inc.*	1,105,200
10,600	Computer Programs and Systems, Inc.	541,766

		1,646,966

	Home Improvement Retail 0.8%
2,850,000	Ace Hardware Indonesia (Indonesia)	1,288,668

	Human Resource & Employment Services 0.6%
176,802	Michael Page International plc (United Kingdom)	956,634

	Industrial Machinery 3.9%
4,100	Burckhardt Compression Holding AG (Switzerland)	1,027,186
31,996	Graco, Inc.	1,308,316
39,255	IDEX Corp.	1,456,753
83,604	Rotork plc (United Kingdom)	2,503,032

		6,295,287

	Internet Retail 1.8%
64,088	MakeMyTrip Ltd.* (India)	1,540,675
41,500	Start Today Co. Ltd. (Japan)	970,606
40,000	Yoox S.p.A.* (Italy)	432,329

		2,943,610

	Internet Software & Services 2.9%
46,365	Akamai Technologies, Inc.*	1,496,662
12,100	Daum Communications Corp. (Korea)	1,262,109
106,512	Envestnet, Inc.*	1,273,884
20,415	Vistaprint N.V.*	624,699

		4,657,354

	Leisure Facilities 1.2%
40,380	Life Time Fitness, Inc.*	1,887,765

	Life & Health Insurance 1.1%
313,491	Discovery Holdings Ltd. (South Africa)	1,689,842

	Life Sciences Tools & Services 2.9%
43,700	CMIC Co. Ltd. (Japan)	707,100
41,835	Covance, Inc.*	1,912,696
520	EPS Co. Ltd. (Japan)	1,000,766
15,490	Techne Corp.	1,057,347

		4,677,909

	Oil & Gas Equipment & Services 1.5%
6,900	Core Laboratories N.V.	786,255
28,950	ShawCor Ltd., Class A (Canada)	822,303
38,700	TGS-NOPEC Geophysical Co. ASA (Norway)	858,912

		2,467,470

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 3.3%
486,000	Afren plc* (Nigeria)	$646,099
100,000	Coastal Energy Co.* (United Kingdom)	1,494,959
135,352	Gran Tierra Energy, Inc.* (Colombia)	649,690
57,030	Northern Oil and Gas, Inc.*	1,367,579
96,700	Premier Oil plc* (United Kingdom)	544,522
70,133	Zhaikmunai L.P. GDR* (Kazakhstan)	680,290

		5,383,139

	Packaged Foods & Meats 1.2%
38,626	GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,869,293

	Pharmaceuticals 0.7%
1,815,000	PT Kalbe Farma Tbk (Indonesia)	680,562
1,695,471	Sino Biopharmaceutical Ltd. (China)	504,309

		1,184,871

	Real Estate Operating Companies 0.7%
55,400	Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	1,136,662

	Regional Banks 0.7%
8,500	Canadian Western Bank (Canada)	215,687
15,265	Signature Bank*	915,748

		1,131,435

	Research & Consulting Services 2.9%
5,525	Campbell Brothers Ltd. (Australia)	277,193
43,500	Huron Consulting Group, Inc.*	1,685,190
22,605	IHS, Inc., Class A*	1,947,647
150	Nihon M&A Center, Inc. (Japan)	782,092

		4,692,122

	Restaurants 2.0%
387,000	Ajisen China Holdings Ltd. (China)	426,061
1,035,000	KFC Holdings Malaysia Berhad (Malaysia)	1,253,754
14,028	Peet’s Coffee & Tea, Inc.*	879,275
12,100	Tim Hortons, Inc. (Canada)	587,426

		3,146,516

	Semiconductors 6.0%
24,950	Hittite Microwave Corp.*	1,232,031
74,900	Linear Technology Corp.	2,249,247
129,555	Melexis N.V. (Belgium)	1,741,089
43,000	Microchip Technology, Inc.	1,575,090
34,658	O2Micro International Ltd. ADR* (China)	138,286
80,100	Power Integrations, Inc.	2,656,116

		9,591,859

	Specialized Finance 2.7%
18,000	Crisil Ltd. (India)	298,277
47,918	JSE Ltd. (South Africa)	421,588
35,305	MSCI, Inc., Class A*	1,162,594
139,395	Oslo Bors VPS Holding ASA (Norway)	1,354,245
16,300	Portfolio Recovery Associates, Inc.*	1,100,576

		4,337,280

	Specialty Chemicals 0.4%
514,000	EcoGreen Fine Chemical Group Ltd. (Hong Kong)	106,557
15,700	Soulbrain Co. Ltd. (Korea)	526,845

		633,402

	Specialty Stores 1.2%
34,618	Hibbett Sports, Inc.*	1,564,041
196,515	L’Occitane International S.A. (Luxembourg)	394,743

		1,958,784

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Steel 0.5%
12,845	Haynes International, Inc.	$701,337
19,272	MOIL Ltd. (India)	82,379

		783,716

	Systems Software 1.7%
49,279	OPNET Technologies, Inc.	1,807,061
29,201	Sourcefire, Inc.*	945,528

		2,752,589

	Thrifts & Mortgage Finance 1.6%
18,475	Home Capital Group, Inc. (Canada)	892,178
421,050	LIC Housing Finance Ltd. (India)	1,754,210

		2,646,388

	Trading Companies & Distributors 6.2%
11,982	Indutrade AB (Sweden)	318,965
263,460	MonotaRO Co. Ltd. (Japan)	2,791,810
45,520	MSC Industrial Direct Co., Inc., Class A	3,256,956
81,605	Richelieu Hardware Ltd. (Canada)	2,304,283
8,928	Thermador Groupe (France)	1,237,552

		9,909,566

	Trucking 4.9%
36,600	J.B. Hunt Transport Services, Inc.	1,649,562
175,290	Knight Transportation, Inc.	2,741,536
40,685	Old Dominion Freight Line, Inc.*	1,648,963
128,000	Tegma Gestao Logistica (Brazil)	1,760,193

		7,800,254

	Total Common Stocks (cost $143,560,146)	169,188,829

	WARRANTS 0.0%

	Health Care Equipment 0.0%
40,000	Cardica, Inc., expiring 9/29/14* *** †	35,600

	Restaurants 0.0%
29,600	KFC Holdings Malaysia Berhad, expiring 9/14/15* (Malaysia)	8,964

	Total Warrants (cost $5,000)	44,564

	Total Investments (cost $143,565,146) 105.3%§	169,233,393
	Liabilities less Other Assets (5.3%)	(8,518,399)

	NET ASSETS 100.0%	$160,714,994

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.40%.

	ADR American Depositary Receipt.

	GDR Global Depositary Receipt.

	See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	0.2
Belgium	1.0
Brazil	3.2
Canada	2.8
China	0.6
Colombia	0.4
Finland	0.6
France	1.1
Germany	3.1
Hong Kong	0.1
India	7.9
Indonesia	4.2
Italy	0.7
Japan	4.3
Kazakhstan	0.4
Korea	2.3
Luxembourg	0.2
Malaysia	0.7
Nigeria	0.4
Norway	1.3
Poland	0.1
Singapore	0.4
South Africa	4.2
Sweden	1.8
Switzerland	1.2
Turkey	1.0
United Arab Emirates	0.6
United Kingdom	11.4
United States	43.8

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 95.6%

	Aerospace & Defense 1.7%
15,030	TransDigm Group, Inc.*	$1,438,070

	Air Freight & Logistics 4.6%
17,537	C.H. Robinson Worldwide, Inc.	1,223,732
65,092	Expeditors International of Washington, Inc.	2,666,168

		3,889,900

	Apparel Retail 3.4%
60,203	Ross Stores, Inc.	2,861,449

	Application Software 3.4%
50,900	ANSYS, Inc.*	2,915,552

	Asset Management & Custody Banks 3.0%
59,010	SEI Investments Co.	1,023,824
26,140	T. Rowe Price Group, Inc.	1,488,673

		2,512,497

	Automotive Retail 1.0%
11,003	O’Reilly Automotive, Inc.*	879,690

	Communications Equipment 2.1%
8,731	F5 Networks, Inc.*	926,534
34,904	Riverbed Technology, Inc.*	820,244

		1,746,778

	Data Processing & Outsourced Services 2.3%
18,595	Alliance Data Systems Corp.*	1,930,905

	Distributors 3.1%
86,408	LKQ Corp.*	2,599,153

	Diversified Metals & Mining 0.8%
11,790	BHP Billiton plc ADR (United Kingdom)	688,418

	Diversified Support Services 4.2%
74,009	Copart, Inc.*	3,544,291

	Electrical Components & Equipment 1.4%
26,503	Polypore International, Inc.*	1,165,867

	Electronic Components 3.7%
68,390	Amphenol Corp., Class A	3,104,222

	Environmental & Facilities Services 1.2%
12,621	Stericycle, Inc.*	983,428

	Health Care Equipment 3.0%
73,079	St. Jude Medical, Inc.	2,506,610

	Health Care Services 2.6%
41,912	Catalyst Health Solutions, Inc.*	2,179,424

	Industrial Machinery 2.3%
53,285	IDEX Corp.	1,977,406

	IT Consulting & Other Services 4.9%
64,026	Cognizant Technology Solutions Corp., Class A*	4,117,512

	Life Sciences Tools & Services 2.9%
54,152	Covance, Inc.*	2,475,829

	Oil & Gas Equipment & Services 4.1%
13,344	CARBO Ceramics, Inc.	1,645,715
15,802	Core Laboratories N.V.	1,800,638

		3,446,353

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 3.7%
126,530	SandRidge Energy, Inc.*	$1,032,485
72,368	Ultra Petroleum Corp.*	2,144,264

		3,176,749

	Personal Products 1.0%
15,858	Herbalife Ltd.	819,383

	Pharmaceuticals 1.0%
21,235	Teva Pharmaceutical Industries Ltd. ADR (Israel)	857,045

	Regional Banks 2.3%
31,825	Signature Bank*	1,909,182

	Research & Consulting Services 4.6%
45,500	IHS, Inc., Class A*	3,920,280

	Restaurants 3.4%
58,655	Tim Hortons, Inc. (Canada)	2,840,075

	Semiconductors 9.6%
85,586	Altera Corp.	3,175,241
89,083	Linear Technology Corp.	2,675,162
28,113	Microchip Technology, Inc.	1,029,779
29,431	Silicon Laboratories, Inc.*	1,277,894

		8,158,076

	Specialized Finance 5.7%
149,700	BM&F BOVESPA S.A. (Brazil)	786,522
13,271	IntercontinentalExchange, Inc.*	1,599,819
52,435	MSCI, Inc., Class A*	1,726,684
288,831	Power Finance Corp. Ltd. (India)	745,125

		4,858,150

	Trading Companies & Distributors 5.0%
59,684	MSC Industrial Direct Co., Inc., Class A	4,270,390

	Trucking 2.1%
40,034	J.B. Hunt Transport Services, Inc.	1,804,332

	Wireless Telecommunication Services 1.5%
59,783	NII Holdings, Inc.*	1,273,378

	Total Common Stocks (cost $65,886,114)	80,850,394

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.1%

	Repurchase Agreement 4.1%
$3,424,938	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $3,165,000 of United States Treasury Notes 2.750% due 2/15/19; value: $3,497,325; repurchase proceeds: $3,424,942 (cost $3,424,938)	$3,424,938

	Total Short-Term Investments (cost $3,424,938)	3,424,938

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Value
Total Investments (cost $69,311,052) 99.7%	$84,275,332
Other Assets less Liabilities 0.3%	228,122

NET ASSETS 100.0%	$84,503,454

*Non-income producing.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2011, Wasatch Heritage Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	1.0
Canada	3.5
India	0.9
Israel	1.1
United Kingdom	0.8
United States	92.7

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 98.7%

	Advertising 1.2%
263,746	REA Group Ltd. (Australia)	$3,376,279

	Agricultural Products 1.1%
1,229,400	PT Astra Agro Lestari Tbk (Indonesia)	2,942,154

	Apparel Retail 2.3%
204,220	Cia. Hering (Brazil)	3,553,937
310,160	Truworths International Ltd. (South Africa)	2,838,364

		6,392,301

	Application Software 2.0%
194,662	Computer Modelling Group Ltd. (Canada)	2,938,836
103,855	Fidessa Group plc (United Kingdom)	2,437,521

		5,376,357

	Asset Management & Custody Banks 4.1%
1,012,665	Aberdeen Asset Management plc (United Kingdom)	3,330,303
220,645	CETIP S.A. (Brazil)	3,187,982
15,070	Partners Group Holding AG (Switzerland)	2,633,233
20,210	VZ Holding AG (Switzerland)	2,079,174

		11,230,692

	Auto Parts & Equipment 1.0%
21,195	Bosch Ltd. (India)	2,713,583

	Automotive Retail 1.4%
330,743	ARB Corp. Ltd. (Australia)	2,618,259
13,783	Delticom AG (Germany)	1,191,400

		3,809,659

	Biotechnology 2.0%
983,250	Abcam plc (United Kingdom)	5,567,227

	Brewers 1.2%
275,590	Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	3,322,380

	Casinos & Gaming 3.5%
1,900,169	Galaxy Entertainment Group Ltd.* (Hong Kong)	3,474,360
269,297	Melco Crown Entertainment Ltd. ADR* (China)	2,590,637
2,078,370	SJM Holdings Ltd. (Hong Kong)	3,372,000

		9,436,997

	Catalog Retail 1.4%
32,755	Hyundai Home Shopping Network Corp. (Korea)	3,788,304

	Coal & Consumable Fuels 3.2%
2,503,700	PT Harum Energy Tbk (Indonesia)	1,891,408
809,245	PT Indo Tambangraya Megah (Indonesia)	3,449,387
1,721,385	PT Tambang Batubara Bukit Asam Tbk (Indonesia)	3,293,745

		8,634,540

	Commodity Chemicals 0.9%
1,030,100	TSRC Corp. (Taiwan)	2,527,707

	Construction & Engineering 1.0%
413,152	Kentz Corp. Ltd. (United Kingdom)	2,704,608

	Construction Materials 4.0%
2,545,000	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	4,785,470
4,900,335	PT Semen Gresik (Persero) Tbk (Indonesia)	6,187,906

		10,973,376

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Consumer Finance 2.0%
481,100	Mahindra & Mahindra Financial Services Ltd. (India)	$5,445,159

	Data Processing & Outsourced Services 1.7%
285,139	Wirecard AG (Germany)	4,589,510

	Department Stores 2.3%
87,500	Lojas Renner S.A. (Brazil)	2,270,942
124,187	Marisa Lojas S.A. (Brazil)	1,138,506
595,023	Woolworths Holdings Ltd. (South Africa)	2,875,611

		6,285,059

	Distributors 1.2%
2,717,607	Dah Chong Hong Holdings Ltd. (China)	3,201,857

	Diversified Banks 2.4%
8,886,019	PT Bank Tabungan Pensiunan Nasional Tbk* (Indonesia)	3,331,951
1,496,374	Security Bank Corp. (Philippines)	3,329,787

		6,661,738

	Drug Retail 1.1%
499,940	Clicks Group Ltd. (South Africa)	2,864,004

	Electronic Components 1.0%
226,240	Partron Co. Ltd. (Korea)	2,843,055

	Electronic Equipment & Instruments 3.5%
1,462,520	Chroma ATE, Inc. (Taiwan)	2,869,107
550,463	Halma plc (United Kingdom)	2,821,306
251,842	Oxford Instruments plc (United Kingdom)	3,711,367

		9,401,780

	Fertilizers & Agricultural Chemicals 0.4%
500,900	Rallis India Ltd. (India)	1,130,456

	Food Retail 2.9%
102,270	BIM Birlesik Magazalar AS (Turkey)	2,838,956
1,682,000	CP ALL Public Co. Ltd.*** (Thailand)	2,758,906
263,590	Eurocash S.A. (Poland)	2,182,247

		7,780,109

	Gold 2.1%
320,450	Koza Altin Isletmeleri AS (Turkey)	4,252,899
319,665	Medusa Mining Ltd. (Australia)	1,456,792

		5,709,691

	Health Care Equipment 3.2%
48,733	DiaSorin S.p.A. (Italy)	1,230,901
128,077	Elekta AB, Class B (Sweden)	5,561,315
269,726	Immunodiagnostic Systems Holdings plc (United Kingdom)	1,924,699

		8,716,915

	Health Care Supplies 0.9%
224,005	St. Shine Optical Co. Ltd. (Taiwan)	2,367,370

	Health Care Technology 0.1%
183,554	RaySearch Laboratories AB (Sweden)	385,828

	Human Resource & Employment Services 0.9%
448,658	Michael Page International plc (United Kingdom)	2,427,582

	Hypermarkets & Super Centers 1.1%
806,760	Big C Supercenter Public Co. Ltd.*** (Thailand)	3,068,501

	Industrial Gases 0.8%
30,690	OCI Materials Co. Ltd. (Korea)	2,122,149

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Industrial Machinery 4.9%
46,490	Andritz AG (Austria)	$3,849,822
316,429	Rotork plc (United Kingdom)	9,473,614

		13,323,436

	Internet Retail 3.6%
421,846	CDON Group AB* (Sweden)	2,319,572
216,030	Start Today Co. Ltd. (Japan)	5,052,529
236,554	Yoox S.p.A.* (Italy)	2,556,727

		9,928,828

	Internet Software & Services 1.3%
97,800	Kakaku.com, Inc. (Japan)	3,584,074

	Life & Health Insurance 1.2%
187,600	Bangkok Life Assurance Public Co. Ltd. (Thailand)	274,724
539,825	Discovery Holdings Ltd. (South Africa)	2,909,874

		3,184,598

	Marine Ports & Services 2.5%
3,999,600	International Container Terminal Services, Inc. (Philippines)	4,840,531
146,800	Santos Brasil Participacoes S.A.** (Brazil)	1,941,593

		6,782,124

	Multi-Sector Holdings 2.1%
5,453,990	First Pacific Co. Ltd. (Hong Kong)	5,688,445

	Oil & Gas Equipment & Services 2.5%
16,025	Core Laboratories N.V.	1,826,049
107,135	ShawCor Ltd., Class A (Canada)	3,043,087
90,140	TGS-NOPEC Geophysical Co. ASA (Norway)	2,000,578

		6,869,714

	Oil & Gas Exploration & Production 4.1%
1,174,300	Afren plc* (Nigeria)	1,561,141
341,056	Exillon Energy plc* (United Arab Emirates)	1,328,478
378,245	Gran Tierra Energy, Inc.* (Colombia)	1,815,576
82,030	Petrominerales Ltd. (Colombia)	1,336,038
1,850,511	PetroNeft Resources plc* (Ireland)	513,121
274,496	Premier Oil plc* (United Kingdom)	1,545,698
148,940	Transglobe Energy Corp.* (Canada)	1,182,145
182,385	Zhaikmunai L.P. GDR* (Kazakhstan)	1,769,135

		11,051,332

	Packaged Foods & Meats 2.2%
62,642	GlaxoSmithKline Consumer Healthcare Ltd. (India)	3,031,540
4,199,765	Vitasoy International Holdings Ltd. (Hong Kong)	3,093,252

		6,124,792

	Personal Products 1.0%
357,070	Godrej Consumer Products Ltd. (India)	2,593,389

	Pharmaceuticals 1.3%
9,376,810	PT Kalbe Farma Tbk (Indonesia)	3,515,981

	Precious Metals & Minerals 0.5%
63,878	Pan American Silver Corp. (Canada)	1,399,756

	Publishing 1.3%
177,420	Rightmove plc (United Kingdom)	3,423,774

	Research & Consulting Services 2.0%
107,815	Campbell Brothers Ltd. (Australia)	5,409,150

	Specialized Finance 0.7%
11,900	JSE Ltd. (South Africa)	104,698
175,900	Oslo Bors VPS Holding ASA (Norway)	1,708,897

		1,813,595

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Specialty Chemicals 1.1%
86,560	Soulbrain Co. Ltd. (Korea)	$2,904,691

	Specialty Stores 1.8%
1,332,970	L’Occitane International S.A. (Luxembourg)	2,677,560
4,071,244	Sa Sa International Holdings Ltd. (Hong Kong)	2,248,944

		4,926,504

	Thrifts & Mortgage Finance 4.7%
506,401	Dewan Housing Finance Corp. Ltd. (India)	1,716,452
529,301	Gruh Finance Ltd. (India)	5,930,404
1,255,995	LIC Housing Finance Ltd. (India)	5,232,819

		12,879,675

	Trading Companies & Distributors 2.0%
99,185	iMarketKorea, Inc. (Korea)	1,398,814
379,880	MonotaRO Co. Ltd. (Japan)	4,025,480

		5,424,294

	Total Common Stocks (cost $250,813,063)	268,625,079

	PREFERRED STOCKS 1.1%

	Diversified Banks 0.5%
128,451	Banco do Estado do Rio Grande do Sul S.A.,Series B Pfd. (Brazil)	1,377,306
74,058	Bank of N.T. Butterfield & Son Ltd. (The) Pfd.* *** (Bermuda)	85,167

		1,462,473

	Footwear 0.6%
231,100	Alpargatas S.A. Pfd. (Brazil)	1,536,330

	Total Preferred Stocks (cost $2,442,078)	2,998,803

	Total Investments (cost $253,255,141) 99.8%§	271,623,882
	Other Assets less Liabilities 0.2%	623,313

	NET ASSETS 100.0%	$272,247,195

	*Non-income producing.

	**Common units.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 9.21%.

	ADR American Depositary Receipt.

	GDR Global Depositary Receipt.

	See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch International Growth Fund’s investments were in the following countries:

Country	%
Australia	4.7
Austria	1.4
Bermuda	0.0
Brazil	5.5
Canada	3.2
China	2.1
Colombia	1.2
Germany	2.1
Hong Kong	6.6
India	10.2
Indonesia	10.8
Ireland	0.2
Italy	1.4
Japan	4.7
Kazakhstan	0.7
Korea	4.8
Luxembourg	1.0
Nigeria	0.6
Norway	1.4
Philippines	3.0
Poland	0.8
South Africa	4.3
Sweden	3.0
Switzerland	1.7
Taiwan	2.9
Thailand	2.2
Turkey	3.8
United Arab Emirates	0.5
United Kingdom	14.5
United States	0.7

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 101.2%

	Advertising 0.8%
19,406	1000mercis (France)	$1,143,534

	Agricultural Products 0.5%
2,250,000	PT Sampoerna Agro Tbk (Indonesia)	738,213

	Apparel Retail 1.1%
1,415,905	IT Ltd. (Hong Kong)	780,319
2,435,225	Padini Holdings Berhad (Malaysia)	837,349

		1,617,668

	Apparel, Accessories & Luxury Goods 4.8%
36,908	Gerry Weber International AG (Germany)	1,127,374
44,909	LG Fashion Corp. (Korea)	1,577,021
142,870	Lovable Lingerie Ltd. (India)	831,312
171,700	Restoque Comercio e Confeccoes de Roupas S.A.* (Brazil)	2,513,020
109,025	Ted Baker plc (United Kingdom)	1,095,508

		7,144,235

	Application Software 3.8%
163,000	Computer Modelling Group Ltd. (Canada)	2,460,831
64,288	Fidessa Group plc (United Kingdom)	1,508,867
1,539,295	Technology One Ltd. (Australia)	1,576,392

		5,546,090

	Auto Parts & Equipment 1.0%
69,407	WABCO India Ltd. (India)	1,527,856

	Biotechnology 2.4%
614,468	Abcam plc (United Kingdom)	3,479,158

	Brewers 2.0%
362,475	Carlsberg Brewery Malaysia Berhad (Malaysia)	976,510
102,990	Olvi Oyj, Class A (Finland)	1,968,680

		2,945,190

	Building Products 1.1%
816,500	Dynasty Ceramic Public Co. Ltd.*** (Thailand)	1,565,713

	Catalog Retail 1.1%
14,240	Hyundai Home Shopping Network Corp. (Korea)	1,646,938

	Coal & Consumable Fuels 1.8%
3,842,115	PT Resource Alam Indonesia Tbk (Indonesia)	2,733,018

	Commodity Chemicals 3.3%
1,224,627	Berger Paints India Ltd. (India)	2,003,956
130,700	Tikkurila Oyj (Finland)	2,183,316
48,810	Tokai Carbon Korea Co. Ltd. (Korea)	649,476

		4,836,748

	Construction & Engineering 1.7%
190,615	Kentz Corp. Ltd. (United Kingdom)	1,247,819
144,478	Lycopodium Ltd. (Australia)	884,801
489,660	Shaft Sinkers Holdings plc (South Africa)	406,378

		2,538,998

	Construction & Farm Machinery & Heavy Trucks 1.7%
32,345	Eicher Motors Ltd. (India)	900,215
18,305	Faiveley Transport (France)	1,141,045
68,308	VST Tillers Tractors Ltd. (India)	536,315

		2,577,575

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Construction Materials 0.9%
6,997,973	Diamond Building Products Public Co. Ltd.*** (Thailand)	$1,275,383

	Data Processing & Outsourced Services 3.1%
400	GMO Payment Gateway, Inc. (Japan)	1,633,660
183,361	Wirecard AG (Germany)	2,951,323

		4,584,983

	Diversified Banks 1.0%
3,713,575	South Indian Bank Ltd. (India)	1,412,564

	Diversified Support Services 0.5%
256,000	Vicom Ltd. (Singapore)	712,701

	Drug Retail 1.3%
37,353	Cosmos Pharmaceutical Corp. (Japan)	1,928,163

	Electrical Components & Equipment 1.4%
515,270	Amara Raja Batteries Ltd. (India)	1,997,817

	Electronic Equipment & Instruments 1.8%
39,500	Beijer Electronics AB (Sweden)	349,064
6,450	Honeywell Automation India Ltd. (India)	208,312
143,460	Oxford Instruments plc (United Kingdom)	2,114,153

		2,671,529

	Environmental & Facilities Services 0.9%
465,656	RPS Group plc (United Kingdom)	1,300,229

	Food Retail 2.7%
1,595,676	BreadTalk Group Ltd. (Singapore)	664,506
2,382,000	PT Sumber Alfaria Trijaya Tbk (Indonesia)	1,037,651
75,942	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	2,347,407

		4,049,564

	Footwear 0.9%
139,320	Bata India Ltd. (India)	1,378,640

	General Merchandise Stores 2.2%
5,701,500	PT Mitra Adiperkasa Tbk (Indonesia)	3,238,238

	Gold 2.4%
570,985	Highland Gold Mining Ltd. (United Kingdom)	1,665,193
139,704	Koza Altin Isletmeleri AS (Turkey)	1,854,102

		3,519,295

	Health Care Equipment 0.6%
117,472	Immunodiagnostic Systems Holdings plc (United Kingdom)	838,251

	Health Care Facilities 2.8%
1,719,730	KPJ Healthcare Berhad (Malaysia)	2,549,758
944,385	Raffles Medical Group Ltd. (Singapore)	1,543,993

		4,093,751

	Health Care Supplies 0.8%
19,706	Sartorius Stedim Biotech (France)	1,251,361

	Health Care Technology 0.9%
171,466	Craneware plc (United Kingdom)	1,316,635

	Homefurnishing Retail 0.5%
81,205	Lewis Group Ltd. (South Africa)	806,526

	Hypermarkets & Super Centers 1.4%
4,919,300	Puregold Price Club, Inc.* (Philippines)	2,005,634

	Industrial Gases 0.4%
102,640	SOL S.p.A. (Italy)	545,367

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Industrial Machinery 2.4%
3,726	Burckhardt Compression Holding AG (Switzerland)	$933,486
39,200	FAG Bearings India Ltd. (India)	775,031
26,256	Kennametal India Ltd. (India)	326,315
132,047	SKF India Ltd. (India)	1,442,186

		3,477,018

	Internet Retail 3.4%
289,320	CDON Group AB* (Sweden)	1,590,861
864,000	Webjet Ltd. (Australia)	2,203,208
117,608	Yoox S.p.A.* (Italy)	1,271,133

		5,065,202

	Internet Software & Services 3.6%
18,647	Daum Communications Corp. (Korea)	1,945,005
76,000	Kakaku.com, Inc. (Japan)	2,785,170
1,289,680	Pacific Online Ltd. (China)	616,098

		5,346,273

	IT Consulting & Other Services 2.9%
73,692	CMC Ltd. (India)	1,096,256
612,325	EOH Holdings Ltd. (South Africa)	2,143,544
3,935,000	PT Astra Graphia Tbk (Indonesia)	494,723
130,420	SMS Management & Technology Ltd. (Australia)	603,705

		4,338,228

	Oil & Gas Equipment & Services 0.4%
55,134	Pason Systems, Inc. (Canada)	650,709

	Oil & Gas Exploration & Production 4.2%
766,591	Afren plc* (Nigeria)	1,019,123
99,210	Coastal Energy Co.* (United Kingdom)	1,483,149
190,095	Exillon Energy plc* (United Arab Emirates)	740,456
269,711	Gran Tierra Energy, Inc.* (Colombia)	1,294,613
1,497,446	PetroNeft Resources plc* (Ireland)	415,221
149,050	Transglobe Energy Corp.* (Canada)	1,183,018

		6,135,580

	Oil & Gas Refining & Marketing 0.6%
4,839	Hankook Shell Oil Co. Ltd. (Korea)	856,913

	Packaged Foods & Meats 9.2%
157,500	Biostime International Holdings Ltd. (China)	277,840
400,000	Grupo Herdez S.A.B. (Mexico)	712,494
1,253,000	Petra Foods Ltd. (Singapore)	1,787,653
183,660	Pinar Sut Mamulleri Sanayii A.S. (Turkey)	1,514,922
4,799,000	PT Nippon Indosari Corpindo Tbk (Indonesia)	1,759,766
810,237	Standard Foods Corp. (Taiwan)	2,461,832
2,228,000	Super Group Ltd. (Singapore)	2,259,443
3,743,120	Vitasoy International Holdings Ltd. (Hong Kong)	2,756,919

		13,530,869

	Photographic Products 1.9%
61,863	Mobotix AG (Germany)	1,763,769
2,829,500	PT Modern Internasional Tbk (Indonesia)	998,555

		2,762,324

	Research & Consulting Services 1.3%
45,987	eClerx Services Ltd. (India)	597,515
638,531	Sporton International, Inc. (Taiwan)	1,296,927

		1,894,442

	Restaurants 3.1%
228,953	Domino’s Pizza Enterprises Ltd. (Australia)	1,852,320
136,000	Famous Brands Ltd. (South Africa)	766,800
1,610,744	KFC Holdings Malaysia Berhad (Malaysia)	1,951,185

		4,570,305

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Specialized Finance 2.1%
84,107	JSE Ltd. (South Africa)	$739,984
132,600	Oslo Bors VPS Holding ASA (Norway)	1,288,230
106,146	Warsaw Stock Exchange (Poland)	1,085,385

		3,113,599

	Specialty Chemicals 2.4%
673,719	DuluxGroup Ltd. (Australia)	1,993,972
44,609	Soulbrain Co. Ltd. (Korea)	1,496,943

		3,490,915

	Specialty Stores 0.8%
892,000	Kathmandu Holdings Ltd. (New Zealand)	1,196,682

	Steel 0.4%
127,344	MOIL Ltd. (India)	544,338

	Thrifts & Mortgage Finance 1.2%
346,704	Dewan Housing Finance Corp. Ltd. (India)	1,175,157
13,629	Home Capital Group, Inc. (Canada)	658,160

		1,833,317

	Tires & Rubber 0.8%
199,183	Goodyear India Ltd. (India)	1,124,847

	Tobacco 0.4%
13,669	Godfrey Phillips India Ltd. (India)	663,296

	Trading Companies & Distributors 5.4%
33,727	Indutrade AB (Sweden)	897,823
305,460	MonotaRO Co. Ltd. (Japan)	3,236,873
2,507,500	PT Hexindo Adiperkasa Tbk (Indonesia)	2,475,007
10,242	Thermador Groupe (France)	1,419,692

		8,029,395

	Trucking 1.1%
113,766	Tegma Gestao Logistica (Brazil)	1,564,454

	Total Common Stocks (cost $153,048,033)	149,156,271

	Total Investments (cost $153,048,033) 101.2%§	149,156,271
	Liabilities less Other Assets (1.2%)	(1,816,615)

	NET ASSETS 100.0%	$147,339,656

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 5.55%.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	6.1
Brazil	2.7
Canada	3.3
China	0.6
Colombia	0.9
Finland	2.8
France	3.3
Germany	3.9
Hong Kong	2.4
India	12.4
Indonesia	9.0
Ireland	0.3
Israel	1.6
Italy	1.2
Japan	6.4
Korea	5.5
Malaysia	4.2
Mexico	0.5
New Zealand	0.8
Nigeria	0.7
Norway	0.9
Philippines	1.3
Poland	0.7
Singapore	4.7
South Africa	3.3
Sweden	1.9
Switzerland	0.6
Taiwan	2.5
Thailand	1.9
Turkey	2.3
United Arab Emirates	0.5
United Kingdom	10.8

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 97.0%

	Aerospace & Defense 4.3%
355,920	L-3 Communications Holdings, Inc.	$23,732,745
524,605	Raytheon Co.	25,380,390
399,040	Rockwell Collins, Inc.	22,094,845

		71,207,980

	Agricultural Products 1.7%
1,008,670	Archer Daniels Midland Co.	28,847,962

	Asset Management & Custody Banks 2.8%
153,857	BlackRock, Inc.	27,423,472
496,290	Northern Trust Corp.	19,682,861

		47,106,333

	Auto Parts & Equipment 1.4%
731,990	Johnson Controls, Inc.	22,882,007

	Coal & Consumable Fuels 0.8%
728,360	Cameco Corp. (Canada)	13,146,898

	Communications Equipment 1.3%
576,593	Harris Corp.	20,780,412

	Computer & Electronics Retail 1.3%
893,430	Best Buy Co., Inc.	20,879,459

	Computer Hardware 1.1%
715,870	Hewlett-Packard Co.	18,440,811

	Construction & Engineering 1.1%
377,200	Fluor Corp.	18,954,300

	Construction & Farm Machinery & Heavy Trucks 1.2%
250,700	Deere & Co.	19,391,645

	Data Processing & Outsourced Services 0.9%
626,650	Computer Sciences Corp.	14,851,605

	Diversified Chemicals 0.9%
341,875	E.I. du Pont de Nemours and Co.	15,651,038

	Drug Retail 3.1%
701,870	CVS Caremark Corp.	28,622,259
685,220	Walgreen Co.	22,653,373

		51,275,632

	Electric Utilities 2.6%
975,620	Duke Energy Corp.	21,463,640
350,980	NextEra Energy, Inc.	21,367,662

		42,831,302

	Electrical Components & Equipment 1.2%
441,230	Emerson Electric Co.	20,556,906

	Electronic Components 0.7%
859,600	Corning, Inc.	11,157,608

	Environmental & Facilities Services 1.4%
727,090	Waste Management, Inc.	23,783,114

	Food Distributors 1.5%
843,700	Sysco Corp.	24,745,721

	Gold 1.6%
574,500	Barrick Gold Corp. (Canada)	25,996,125

WASATCH LARGE CAP VALUE FUND (FMIEX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Health Care Distributors 1.5%
326,910	McKesson Corp.	$25,469,558

	Health Care Equipment 4.1%
243,650	C. R. Bard, Inc.	20,832,075
641,995	Medtronic, Inc.	24,556,309
437,457	Zimmer Holdings, Inc.*	23,368,953

		68,757,337

	Home Improvement Retail 1.7%
687,820	Home Depot, Inc. (The)	28,915,953

	Household Products 1.5%
330,920	Kimberly-Clark Corp.	24,342,475

	Hypermarkets & Super Centers 1.9%
535,680	Wal-Mart Stores, Inc.	32,012,237

	Industrial Machinery 1.4%
312,880	Parker Hannifin Corp.	23,857,100

	Insurance Brokers 1.6%
813,460	Marsh & McLennan Cos., Inc.	25,721,605

	Integrated Oil & Gas 4.2%
308,860	Chevron Corp.	32,862,704
503,310	ConocoPhillips	36,676,200

		69,538,904

	Integrated Telecommunication Services 1.7%
953,760	AT&T, Inc.	28,841,702

	Investment Banking & Brokerage 0.9%
159,450	Goldman Sachs Group, Inc. (The)	14,419,064

	Life & Health Insurance 2.5%
735,950	MetLife, Inc.	22,946,921
867,610	Unum Group	18,280,543

		41,227,464

	Managed Health Care 0.8%
202,250	WellPoint, Inc.	13,399,063

	Multi-Line Insurance 2.1%
768,470	Genworth Financial, Inc., Class A*	5,033,479
775,430	Loews Corp.	29,194,939

		34,228,418

	Oil & Gas Drilling 2.0%
335,210	Ensco plc ADR (United Kingdom)	15,728,053
447,995	Transocean Ltd. (Switzerland)	17,198,528

		32,926,581

	Oil & Gas Equipment & Services 2.6%
176,560	Halliburton Co.	6,093,085
294,985	National Oilwell Varco, Inc.	20,056,030
239,670	Schlumberger Ltd.	16,371,858

		42,520,973

	Oil & Gas Exploration & Production 3.9%
207,819	Anadarko Petroleum Corp.	15,862,824
1,108,940	Marathon Oil Corp.	32,458,674
559,526	Ultra Petroleum Corp.*	16,578,755

		64,900,253

	Oil & Gas Storage & Transportation 2.8%
902,420	Spectra Energy Corp.	27,749,415
574,560	Williams Cos., Inc. (The)	18,971,971

		46,721,386

WASATCH LARGE CAP VALUE FUND (FMIEX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Other Diversified Financial Services 1.9%
924,450	JPMorgan Chase & Co.	$30,737,962

	Packaged Foods & Meats 1.4%
424,665	HJ Heinz Co.	22,948,897

	Personal Products 0.5%
463,116	Avon Products, Inc.	8,090,637

	Pharmaceuticals 7.8%
520,350	Abbott Laboratories	29,259,281
391,090	Johnson & Johnson	25,647,682
794,120	Merck & Co., Inc.	29,938,324
1,217,300	Pfizer, Inc.	26,342,372
461,342	Teva Pharmaceutical Industries Ltd. ADR (Israel)	18,619,763

		129,807,422

	Property & Casualty Insurance 3.1%
739,830	Allstate Corp. (The)	20,278,740
539,410	Travelers Cos., Inc. (The)	31,916,890

		52,195,630

	Regional Banks 1.5%
436,120	PNC Financial Services Group, Inc.	25,151,040

	Semiconductors 2.4%
1,623,330	Intel Corp.	39,365,752

	Soft Drinks 1.7%
418,140	PepsiCo, Inc.	27,743,589

	Specialized REITs 1.3%
1,132,350	Weyerhaeuser Co.	21,140,975

	Steel 1.3%
565,520	Nucor Corp.	22,377,626

	Systems Software 2.9%
957,870	Microsoft Corp.	24,866,305
1,439,220	Symantec Corp.*	22,523,793

		47,390,098

	Technology Distributors 1.7%
911,480	Avnet, Inc.*	28,337,913

	Water Utilities 1.4%
709,965	American Water Works Co., Inc.	22,619,485

	Total Common Stocks (cost $1,448,387,382)	1,608,193,957

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.0%

	Repurchase Agreement 3.0%
$49,602,124	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $45,790,000 of United States Treasury Notes 2.750% due 2/15/19; value: $50,597,950; repurchase proceeds: $49,602,179 (cost $49,602,124)	$49,602,124

WASATCH LARGE CAP VALUE FUND (FMIEX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Value
Total Short-Term Investments (cost $49,602,124)	$49,602,124

Total Investments (cost $1,497,989,506) 100.0%	1,657,796,081
Other Assets less Liabilities <0.1%	530,524

NET ASSETS 100.0%	$1,658,326,605

*Non-income producing. ADR American Depositary Receipt. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2011, Wasatch Large Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	2.4
Israel	1.1
Switzerland	1.1
United Kingdom	1.0
United States	94.4

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 79.6%

	Advertising 1.1%
1,100,000	Interpublic Group of Cos., Inc. (The)	$10,703,000

	Agricultural Products 0.8%
270,000	Archer Daniels Midland Co.‡	7,722,000

	Apparel Retail 0.9%
800,000	Chico’s FAS, Inc.	8,912,000

	Automobile Manufacturers 0.6%
300,000	General Motors Co.*	6,081,000

	Automotive Retail 2.2%
150,000	Advance Auto Parts, Inc.	10,444,500
1,000,000	Pep Boys-Manny, Moe, & Jack (The)	11,000,000

		21,444,500

	Coal & Consumable Fuels 0.4%
100,000	CONSOL Energy, Inc.‡	3,670,000

	Communications Equipment 1.4%
750,000	Cisco Systems, Inc.‡	13,560,000

	Computer & Electronics Retail 2.8%
1,150,000	Best Buy Co., Inc.‡	26,875,500

	Computer Hardware 2.2%
1,900,000	Silicon Graphics International Corp.* ‡ ‡‡	21,774,000

	Computer Storage & Peripherals 0.3%
200,000	Electronics for Imaging, Inc.*	2,850,000

	Construction & Engineering 1.2%
750,000	Aegion Corp.*	11,505,000

	Data Processing & Outsourced Services 6.1%
3,850,000	Convergys Corp.*	49,164,500
100,000	Visa, Inc., Class A‡	10,153,000

		59,317,500

	Electronic Equipment & Instruments 0.5%
140,000	Itron, Inc.*	5,007,800

	Environmental & Facilities Services 2.3%
500,000	Republic Services, Inc.‡	13,775,000
275,000	Waste Management, Inc.‡	8,995,250

		22,770,250

	Fertilizers & Agricultural Chemicals 1.9%
140,000	Monsanto Co.‡	9,809,800
170,000	Mosaic Co. (The)‡	8,573,100

		18,382,900

	General Merchandise Stores 1.9%
365,000	Target Corp.‡	18,695,300

	Gold 4.7%
400,000	Newmont Mining Corp.‡	24,004,000
1,500,000	Yamana Gold, Inc.‡ (Canada)	22,035,000

		46,039,000

	Health Care Equipment 2.9%
331,472	Hologic, Inc.*	5,804,075
200,000	Medtronic, Inc.‡	7,650,000

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
100,000	Stryker Corp.	$4,971,000
1,200,000	Symmetry Medical, Inc.*	9,588,000

		28,013,075

	Heavy Electrical Equipment 0.5%
187,300	General Cable Corp.*	4,684,373

	Hypermarkets & Super Centers 2.3%
375,000	Wal-Mart Stores, Inc.‡	22,410,000

	Integrated Oil & Gas 1.5%
200,000	ConocoPhillips‡	14,574,000

	Internet Software & Services 4.3%
1,300,000	Akamai Technologies, Inc.* ‡	41,964,000

	Life & Health Insurance 2.7%
1,275,000	Unum Group‡	26,864,250

	Multi-Line Insurance 4.0%
1,030,000	Loews Corp.‡	38,779,500

	Oil & Gas Drilling 7.9%
575,000	Ensco plc ADR (United Kingdom)	26,979,000
1,000,000	Noble Corp.*	30,220,000
1,000,000	Patterson-UTI Energy, Inc.	19,980,000

		77,179,000

	Oil & Gas Exploration & Production 5.4%
431,809	Devon Energy Corp.‡	26,772,158
125,000	Energen Corp.‡	6,250,000
300,000	Range Resources Corp.	18,582,000
60,999	Rex Energy Corp.*	900,345

		52,504,503

	Property & Casualty Insurance 4.2%
285,000	Allstate Corp. (The)‡	7,811,850
1,250,000	CNA Financial Corp.‡	33,437,500

		41,249,350

	Regional Banks 1.5%
615,000	Fifth Third Bancorp‡	7,822,800
1,200,000	Huntington Bancshares, Inc.	6,588,000

		14,410,800

	Research & Consulting Services 1.1%
1,000,000	Resources Connection, Inc.	10,590,000

	Restaurants 1.5%
285,000	Cracker Barrel Old Country Store, Inc.*	14,366,850

	Semiconductors 2.0%
800,000	Intel Corp.‡	19,400,000

	Steel 2.6%
600,000	Commercial Metals Co.	8,298,000
440,000	Nucor Corp.‡	17,410,800

		25,708,800

	Systems Software 2.4%
650,000	Microsoft Corp.‡	16,874,000
265,000	Oracle Corp.‡	6,797,250

		23,671,250

	Trucking 1.5%
910,000	Knight Transportation, Inc.	14,232,400

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Total Common Stocks (cost $746,504,558)	$775,911,901

	PREFERRED STOCKS 0.4%

	Cable & Satellite 0.2%
75,000	Comcast Corp., 7.00%, Series B Pfd.	1,919,250

	Specialized REITs 0.2%
75,000	Public Storage, 6.625% Series M Pfd.§§§	1,908,750

	Total Preferred Stocks (cost $3,094,882)	3,828,000

Principal Amount		Value
	SHORT-TERM INVESTMENTS 21.7%

	Repurchase Agreement 21.7%
$211,795,603	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $195,505,000 of United States Treasury Notes 2.750% due 2/15/19; value: $216,033,025; repurchase proceeds: $211,795,838‡ (cost $211,795,603)	$211,795,603

	Total Short-Term Investments (cost $211,795,603)	211,795,603

	Total Investments (cost $961,395,043) 101.7%	991,535,504
	Liabilities less Other Assets (1.7%)	(16,199,714)

	NET ASSETS 100.0%	$975,335,790

Number of Contracts		Value
	CALL OPTIONS WRITTEN 0.8%

	Communications Equipment 0.0%
3,500	Cisco Systems, Inc., expiring 1/21/12, exercise price $17.5	$290,500

	Computer Hardware 0.0%
1,400	Silicon Graphics International Corp., expiring 3/17/12, exercise price $15	63,000

	Data Processing & Outsourced Services 0.1%
1,000	Visa, Inc., Class A, expiring 1/21/12, exercise price $92.5	990,000

	Fertilizers & Agricultural Chemicals 0.1%
1,400	Monsanto Co., expiring 1/21/12, exercise price $67.5	532,000

	Gold 0.0%
1,500	Newmont Mining Corp., expiring 1/21/12, exercise price $70	12,000
5,000	Yamana Gold, Inc., expiring 1/21/12, exercise price $16	80,000

		92,000

	Internet Software & Services 0.5%
4,000	Akamai Technologies, Inc., expiring 1/21/12, exercise price $25	2,980,000
2,000	Akamai Technologies, Inc., expiring 1/21/12, exercise price $29	710,000
4,000	Akamai Technologies, Inc., expiring 2/18/12, exercise price $30	1,540,000

		5,230,000

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 0.0%
167	Range Resources Corp., expiring 3/17/12, exercise price $65	$73,186

	Semiconductors 0.1%
4,000	Intel Corp., expiring 1/21/12, exercise price $24	312,000
4,000	Intel Corp., expiring 1/21/12, exercise price $25	132,000

		444,000

	Systems Software 0.0%
2,650	Oracle Corp., expiring 1/21/12, exercise price $30	7,950

	Total Call Options Written (premium $8,135,705)	7,722,636

Shares		Value
	SECURITIES SOLD SHORT 11.5%

	Aerospace & Defense 0.8%
112,213	Boeing Co. (The)	$8,230,823

	Cable & Satellite 1.5%
250,765	Charter Communications, Inc.*	14,278,559

	Casinos & Gaming 1.0%
250,000	Penn National Gaming, Inc.*	9,517,500

	Diversified Support Services 0.7%
225,000	Iron Mountain, Inc.	6,930,000

	Motorcycle Manufacturers 1.0%
250,000	Harley-Davidson, Inc.	9,717,500

	Office REITs 0.6%
90,000	Digital Realty Trust, Inc.	6,000,300

	Packaged Foods & Meats 1.8%
200,000	General Mills, Inc.	8,082,000
150,000	Hershey Co. (The)	9,267,000

		17,349,000

	Retail REITs 2.0%
200,000	Regency Centers Corp.	7,524,000
90,000	Simon Property Group, Inc.	11,604,600

		19,128,600

	Specialty Stores 1.2%
181,514	Tiffany & Co.	12,027,118

	Tires & Rubber 0.9%
650,000	Goodyear Tire & Rubber Co. (The)*	9,210,500

	Total Securities Sold Short (proceeds $104,164,841)	112,389,900

	*Non-income producing.

	‡All or a portion of this security has been designated as collateral for call options written and short sales (see Notes 5, 4 and 3 respectively).

	‡‡Affiliated Company (see Note 7).

	§§§Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

WASATCH LONG/SHORT FUND (FMLSX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch Long/Short Fund’s investments, excluding short-term investments, options written and securities sold short, were in the following countries:

Country	%
Canada	2.8
United Kingdom	3.5
United States	93.7

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 98.0%

	Air Freight & Logistics 0.5%
1,335,381	Goodpack Ltd. (Singapore)	$1,421,166

	Apparel Retail 3.0%
167,159	Body Central Corp.*	4,172,289
98,046	Rue21, Inc.*	2,117,793
75,400	Zumiez, Inc.*	2,093,104

		8,383,186

	Application Software 7.5%
245,629	Convio, Inc.*	2,716,657
212,785	Interactive Intelligence Group, Inc.*	4,877,032
60,422	RealPage, Inc.*	1,526,864
320,567	Tangoe, Inc.*	4,936,732
85,793	Tyler Technologies, Inc.*	2,583,227
64,326	Ultimate Software Group, Inc.*	4,188,909

		20,829,421

	Asset Management & Custody Banks 4.0%
57,049	Diamond Hill Investment Group, Inc.	4,220,485
60,282	Virtus Investment Partners, Inc.*	4,582,035
62,107	Westwood Holdings Group, Inc.	2,270,011

		11,072,531

	Automotive Retail 1.6%
116,260	Monro Muffler Brake, Inc.	4,509,725

	Biotechnology 2.0%
496,548	Abcam plc (United Kingdom)	2,811,488
258,770	Exact Sciences Corp.*	2,101,212
295,586	NeurogesX, Inc.*	251,248
290,698	NeurogesX, Inc. PIPE* ***	247,093

		5,411,041

	Commercial Printing 1.0%
290,563	InnerWorkings, Inc.*	2,705,142

	Computer Storage & Peripherals 0.8%
290,211	Intevac, Inc.*	2,147,561

	Consumer Finance 2.1%
320,494	DFC Global Corp.*	5,788,122

	Data Processing & Outsourced Services 3.1%
56,456	ExlService Holdings, Inc.*	1,262,921
160,195	Higher One Holdings, Inc.*	2,953,996
266,630	Wirecard AG (Germany)	4,291,594

		8,508,511

	Diversified Banks 1.0%
3,424,569	City Union Bank Ltd. (India)	2,805,174

	Diversified Support Services 0.9%
300,450	STR Holdings, Inc.*	2,472,704

	Electronic Manufacturing Services 0.5%
44,420	IPG Photonics Corp.*	1,504,505

	Environmental & Facilities Services 1.7%
185,549	Heritage-Crystal Clean, Inc.*	3,072,692
594,574	RPS Group plc (United Kingdom)	1,660,200

		4,732,892

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	General Merchandise Stores 1.5%
322,552	Gordmans Stores, Inc.*	$4,054,479

	Health Care Distributors 1.2%
50,901	MWI Veterinary Supply, Inc.*	3,381,862

	Health Care Equipment 5.6%
93,380	Abaxis, Inc.*	2,583,825
367,533	AtriCure, Inc.*	4,079,616
658,686	Cardica, Inc.*	1,416,175
266,460	Cardiovascular Systems, Inc.*	2,624,631
12,011,735	LMA International N.V. (Singapore)	3,288,475
123,741	NuVasive, Inc.*	1,557,899

		15,550,621

	Health Care Facilities 1.1%
124,022	Ensign Group, Inc. (The)	3,038,539

	Health Care Services 6.5%
154,347	Bio-Reference Laboratories, Inc.*	2,511,225
206,869	CorVel Corp.*	10,697,196
106,790	IPC The Hospitalist Co., Inc.*	4,882,439

		18,090,860

	Health Care Technology 1.7%
41,625	Computer Programs and Systems, Inc.	2,127,454
136,410	HealthStream, Inc.*	2,516,764

		4,644,218

	Human Resource & Employment Services 0.4%
216,181	CTPartners Executive Search Inc.*	1,147,921

	Internet Retail 0.4%
46,437	MakeMyTrip Ltd.* (India)	1,116,345

	Internet Software & Services 7.8%
100,953	Angie’s List, Inc.*	1,625,343
217,595	DealerTrack Holdings, Inc.*	5,931,640
355,198	Envestnet, Inc.*	4,248,168
195,045	SciQuest, Inc.*	2,783,292
156,620	SPS Commerce, Inc.*	4,064,289
478,156	TechTarget, Inc.*	2,792,431

		21,445,163

	IT Consulting & Other Services 3.0%
2,040,773	CSG Ltd. (Australia)	1,243,524
296,083	hiSoft Technology International Ltd. ADR* (China)	2,732,846
269,301	ServiceSource International, Inc.*	4,225,333

		8,201,703

	Life Sciences Tools & Services 3.8%
118,621	Fluidigm Corp.*	1,561,052
187,499	ICON plc ADR* (Ireland)	3,208,108
302,929	MEDTOX Scientific, Inc.*	4,256,153
188,440	ShangPharma Corp. ADR* (China)	1,369,959

		10,395,272

	Oil & Gas Equipment & Services 0.8%
180,915	Pason Systems, Inc. (Canada)	2,135,215

	Oil & Gas Exploration & Production 1.4%
820,710	Ithaca Energy, Inc.* (Canada)	1,751,602
368,795	Triangle Petroleum Corp.*	2,201,706

		3,953,308

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Pharmaceuticals 2.7%
483,245	Akorn, Inc.*	$5,373,684
281,301	ISTA Pharmaceuticals, Inc.*	1,983,172

		7,356,856

	Regional Banks 3.2%
352,730	BBCN Bancorp, Inc.*	3,333,298
167,403	Encore Bancshares, Inc.*	2,263,289
349,902	First California Financial Group, Inc.*	1,140,680
253,381	Pacific Continental Corp.	2,242,422

		8,979,689

	Research & Consulting Services 3.2%
128,331	CRA International, Inc.*	2,546,087
206,865	eClerx Services Ltd. (India)	2,687,823
348,835	Resources Connection, Inc.	3,694,163

		8,928,073

	Restaurants 1.7%
74,550	Peet’s Coffee & Tea, Inc.*	4,672,794

	Semiconductors 8.1%
225,226	BCD Semiconductor Manufacturing Ltd. ADR* (China)	896,399
231,313	Melexis N.V. (Belgium)	3,108,615
288,385	Micrel, Inc.	2,915,572
42,979	NVE Corp.*	2,386,624
602,132	O2Micro International Ltd. ADR* (China)	2,402,507
259,823	Pericom Semiconductor Corp.*	1,977,253
264,483	Power Integrations, Inc.	8,770,256

		22,457,226

	Specialized Finance 1.0%
132,803	Encore Capital Group, Inc.*	2,823,392
154,000	Goldwater Bank, N.A.* *** † ‡‡	14,784

		2,838,176

	Specialty Stores 4.3%
262,805	Big 5 Sporting Goods Corp.	2,743,684
200,622	Hibbett Sports, Inc.*	9,064,102

		11,807,786

	Systems Software 1.7%
124,270	OPNET Technologies, Inc.	4,556,981

	Thrifts & Mortgage Finance 1.2%
578,300	Dewan Housing Finance Corp. Ltd. (India)	1,960,155
116,773	Gruh Finance Ltd. (India)	1,308,350

		3,268,505

	Trading Companies & Distributors 2.5%
200,328	CAI International, Inc.*	3,097,071
220,363	Rush Enterprises, Inc., Class B*	3,783,633

		6,880,704

	Trucking 3.5%
231,512	Marten Transport, Ltd.	4,164,901
110,422	Old Dominion Freight Line, Inc.*	4,475,404
201,253	Vitran Corp., Inc.* (Canada)	1,159,217

		9,799,522

	Total Common Stocks (cost $224,744,337)	270,993,499

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	PREFERRED STOCKS 0.8%

	Regional Banks 0.8%
434,600	Banco Daycoval S.A. Pfd. (Brazil)	$2,190,184

	Total Preferred Stocks (cost $1,639,882)	2,190,184

	WARRANTS 0.1%

	Biotechnology 0.0%
145,349	NeurogesX, Inc., expiring 7/22/16* *** †	18,169

	Health Care Equipment 0.1%
121,124	Cardica, Inc., expiring 6/7/12* *** †	1,211
322,500	Cardica, Inc., expiring 9/29/14* *** †	287,025

		288,236

	Total Warrants (cost $77,861)	306,405

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.5%

	Repurchase Agreement 1.5%
$4,141,628	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $3,825,000 of United States Treasury Notes 2.750% due 2/15/19; value: $4,226,625; repurchase proceeds: $4,141,632 (cost $4,141,628)	$4,141,628

	Total Short-Term Investments (cost $4,141,628)	4,141,628

	Total Investments (cost $230,603,708) 100.4%	277,631,716
	Liabilities less Other Assets (0.4%)	(1,135,630)

	NET ASSETS 100.0%	$276,496,086

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

	‡‡Affiliated Company (see Note 7).

	ADR American Depositary Receipt.

	PIPE Private Investment in a Public Equity.

	See Notes to Schedules of Investments.

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	0.5
Belgium	1.1
Brazil	0.8
Canada	1.8
China	2.7
Germany	1.6
India	3.6
Ireland	1.2
Singapore	1.7
United Kingdom	1.6
United States	83.4

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 91.4%

	Aerospace & Defense 0.7%
85,000	CPI Aerostructures, Inc.*	$998,750

	Air Freight & Logistics 0.6%
1,800,000	Aramex PJSC (United Arab Emirates)	882,077

	Airlines 1.5%
40,000	Allegiant Travel Co.*	2,133,600

	Apparel Retail 2.6%
104,000	Body Central Corp.*	2,595,840
3,600,000	Padini Holdings Berhad (Malaysia)	1,237,855

		3,833,695

	Apparel, Accessories & Luxury Goods 2.3%
80,000	Maidenform Brands, Inc.*	1,464,000
130,000	Ted Baker plc (United Kingdom)	1,306,270
1,000,000	Zhulian Corp. Berhad (Malaysia)	552,050

		3,322,320

	Application Software 3.9%
227,000	Clicksoftware Technologies Ltd. (Israel)	2,176,930
90,000	Convio, Inc.*	995,400
1,400,000	GuestLogix, Inc.* (Canada)	619,621
80,000	Interactive Intelligence Group, Inc.*	1,833,600

		5,625,551

	Asset Management & Custody Banks 3.2%
61,000	Virtus Investment Partners, Inc.* ‡	4,636,610

	Automotive Retail 1.7%
15,000	Delticom AG (Germany)	1,296,597
110,000	Pep Boys-Manny Moe & Jack (The)	1,210,000

		2,506,597

	Biotechnology 0.1%
100,000	NeurogesX, Inc. PIPE***	85,000

	Commercial Printing 1.5%
230,000	InnerWorkings, Inc.*	2,141,300

	Commodity Chemicals 0.7%
72,000	Tokai Carbon Korea Co. Ltd. (Korea)	958,047

	Computer Hardware 0.9%
120,000	Silicon Graphics International Corp.*	1,375,200

	Computer Storage & Peripherals 1.0%
99,000	Electronics for Imaging, Inc.*	1,410,750

	Construction Materials 0.7%
6,000,000	Diamond Building Products Public Co. Ltd.*** (Thailand)	1,093,502

	Consumer Finance 5.5%
313,000	Advance America Cash Advance Centers, Inc.	2,801,350
136,000	DFC Global Corp.*	2,456,160
80,000	First Cash Financial Services, Inc.*	2,807,200

		8,064,710

	Data Processing & Outsourced Services 1.4%
107,000	Higher One Holdings, Inc.*	1,973,080

	Diversified Banks 1.2%
2,000,000	City Union Bank Ltd. (India)	1,638,264
55,556	Idaho Trust Bancorp* *** †	170,557

		1,808,821

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Diversified Chemicals 0.8%
42,000	LSB Industries, Inc.*	$1,177,260

	Diversified REITs 0.5%
95,000	Hamborner REIT AG (Germany)	787,937

	Education Services 1.3%
83,000	Bridgepoint Education, Inc.*	1,909,000

	Electrical Components & Equipment 1.3%
44,000	Franklin Electric Co., Inc.	1,916,640

	Electronic Equipment & Instruments 0.7%
100,000	GSI Group, Inc.*	1,023,000

	Electronic Manufacturing Services 1.9%
100,000	Fabrinet* ‡	1,368,000
132,000	TTM Technologies, Inc.*	1,446,720

		2,814,720

	Environmental & Facilities Services 1.1%
99,800	Heritage-Crystal Clean, Inc.*	1,652,688

	Footwear 0.7%
85,000	Skechers U.S.A., Inc., Class A*	1,030,200

	Gas Utilities 0.8%
170,000	Indraprastha Gas Ltd. (India)	1,198,531

	General Merchandise Stores 0.9%
105,000	Gordmans Stores, Inc.*	1,319,850

	Gold 0.8%
400,000	Highland Gold Mining Ltd. (United Kingdom)	1,166,541

	Health Care Equipment 4.2%
160,000	AtriCure, Inc.*	1,776,000
180,000	Cardica, Inc.*	387,000
88,000	NuVasive, Inc.*	1,107,920
500,000	Solta Medical, Inc.*	1,570,000
20,000	Zoll Medical Corp.* ‡	1,263,600

		6,104,520

	Health Care Facilities 1.9%
500,000	CVS Group plc (United Kingdom)	798,894
1,300,000	KPJ Healthcare Berhad (Malaysia)	1,927,445

		2,726,339

	Health Care Services 3.5%
59,000	Bio-Reference Laboratories, Inc.*	959,930
40,000	CorVel Corp.*	2,068,400
210,000	MedQuist Holdings, Inc.* ‡	2,020,200
25,396	Servizi Italia S.p.A. (Italy)	120,458

		5,168,988

	Health Care Supplies 1.3%
30,000	Sartorius Stedim Biotech (France)	1,905,046

	Health Care Technology 2.5%
30,000	Computer Programs and Systems, Inc.	1,533,300
50,000	MedAssets, Inc.*	462,500
70,000	Transcend Services, Inc.*	1,661,100

		3,656,900

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Hotels, Resorts & Cruise Lines 0.9%
170,000	Orient-Express Hotels Ltd., Class A*	$1,269,900

	Industrial Machinery 0.9%
60,355	Hurco Cos., Inc.*	1,267,455

	Internet Software & Services 1.2%
176,100	Perficient, Inc.*	1,762,761

	IT Consulting & Other Services 0.1%
7,200	Virtusa Corp.*	104,256

	Life Sciences Tools & Services 0.9%
92,000	MEDTOX Scientific, Inc.*	1,292,600

	Mortgage REITs 4.6%
195,000	Colony Financial, Inc.	3,063,450
450,000	NorthStar Realty Finance Corp.	2,146,500
140,000	Redwood Trust, Inc.	1,425,200

		6,635,150

	Oil & Gas Equipment & Services 1.7%
100,000	Matrix Service Co.*	944,000
117,000	Tesco Corp.*	1,478,880

		2,422,880

	Oil & Gas Exploration & Production 0.7%
57,000	Sanchez Energy Corp.*	983,820

	Other Diversified Financial Services 0.4%
63,317	Hypoport AG* (Germany)	590,801

	Packaged Foods & Meats 1.3%
900,000	Super Group Ltd. (Singapore)	912,701
1,400,000	Vitasoy International Holdings Ltd. (Hong Kong)	1,031,142

		1,943,843

	Regional Banks 4.0%
200,000	First California Financial Group, Inc.*	652,000
62,000	First of Long Island Corp. (The)	1,631,840
75,000	Lakeland Financial Corp.	1,940,250
110,000	OBA Financial Services, Inc.*	1,577,400

		5,801,490

	Research & Consulting Services 1.8%
68,000	Huron Consulting Group, Inc.*	2,634,320

	Restaurants 2.7%
170,000	Caribou Coffee Co., Inc.*	2,371,500
204,000	Krispy Kreme Doughnuts, Inc.*	1,334,160
140,000	Oishi Group Public Co. Ltd.*** (Thailand)	285,103

		3,990,763

	Semiconductors 1.6%
140,000	TriQuint Semiconductor, Inc.*	681,800
67,000	Volterra Semiconductor Corp.*	1,715,870

		2,397,670

	Specialized Finance 2.0%
135,000	Encore Capital Group, Inc.* ‡	2,870,100
41,900	Goldwater Bank, N.A.*** †	4,022

		2,874,122

	Specialty Chemicals 0.9%
78,000	KMG Chemicals, Inc.	1,347,060

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Specialty Stores 1.2%
204,500	easyhome Ltd. (Canada)	$1,055,938
35,000	Teavana Holdings, Inc.*	657,300

		1,713,238

	Steel 2.0%
52,121	Haynes International, Inc.‡	2,845,807

	Systems Software 1.1%
43,000	OPNET Technologies, Inc.	1,576,810

	Thrifts & Mortgage Finance 3.3%
170,000	Beneficial Mutual Bancorp, Inc.*	1,421,200
90,000	BofI Holding, Inc.*	1,462,500
174,930	Dewan Housing Finance Corp. Ltd. (India)	592,927
123,128	Ocean Shore Holding Co.	1,255,906

		4,732,533

	Trading Companies & Distributors 3.4%
90,000	Beacon Roofing Supply, Inc.*	1,820,700
133,000	CAI International, Inc.*	2,056,180
74,000	iMarketKorea, Inc. (Korea)	1,043,628

		4,920,508

	Trucking 1.0%
80,000	Marten Transport, Ltd.	1,439,200

	Total Common Stocks (cost $119,362,720)	132,954,757

	PREFERRED STOCKS 0.9%

	Diversified Banks 0.7%
150,000	Banco ABC Brasil S.A. Pfd. (Brazil)	1,002,815

	Pharmaceuticals 0.2%
52,631	Acetylon Pharmaceuticals, Inc., Series B Pfd.*** †	312,628

	Total Preferred Stocks (cost $1,205,488)	1,315,443

	LIMITED PARTNERSHIP INTEREST 0.1%

	Oil & Gas Equipment & Services 0.1%
6,250	Compressco Partners L.P.**	93,750

	Total Limited Partnership Interest (cost $93,710)	93,750

	WARRANTS 0.1%

	Biotechnology 0.0%
30,399	NeurogesX, Inc., expiring 12/28/12* *** †	—
50,000	NeurogesX, Inc., expiring 7/22/16* *** †	6,250

		6,250

	Health Care Equipment 0.1%
58,140	Cardica, Inc., expiring 6/7/12* *** †	581
110,500	Cardica, Inc., expiring 9/29/14* *** †	98,345

		98,926

	Total Warrants (cost $33,165)	105,176

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Principal Amount			Value
		SHORT-TERM INVESTMENTS 6.7%

		Repurchase Agreement 6.7%
$9,822,442		Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $9,070,000 of United States Treasury Notes 2.750% due 2/15/19; value: $10,022,350; repurchase proceeds: $9,822,453‡ (cost $9,822,442)	$9,822,442

		Total Short-Term Investments (cost $9,822,442)	9,822,442

		Total Investments (cost $130,517,525) 99.2%§	144,291,568
		Other Assets less Liabilities 0.8%	1,228,909

		NET ASSETS 100.0%	$145,520,477

Number of Contracts			Value
		CALL OPTIONS WRITTEN 0.1%

		Electronic Manufacturing Services 0.0%
1,000		Fabrinet, expiring 1/21/12, exercise price $15	$50,000

		Health Care Equipment 0.1%
200		Zoll Medical Corp., expiring 1/21/12, exercise price $60	100,000

		Health Care Services 0.0%
708		MedQuist Holdings, Inc., expiring 1/21/12, exercise price $10	28,320

		Steel 0.0%
250		Haynes International, Inc., expiring 1/21/12, exercise price $60	33,750

		Total Call Options Written (premium $456,950)	212,070

Contracts			Net Unrealized Appreciation
		FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SHORT 0.1%
3,500,000	EUR	USD, State Street Bank and Trust Co., settlement date 3/8/12, (cost $4,693,570; value $4,538,224)	$155,346

		Total Forward Foreign Currency Exchange Contracts Short (cost $4,693,570; value $4,538,224)	155,346

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡All or a portion of this security has been designated as collateral for call options written and forward foreign currency exchange contracts (See Notes 5 and 4, respectively).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.38%.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and forward foreign currency exchange contracts, were in the following countries:

Country	%
Brazil	0.7
Canada	1.2
France	1.4
Germany	2.0
Hong Kong	0.8
India	2.6
Israel	1.6
Italy	0.1
Korea	1.5
Malaysia	2.8
Singapore	0.7
Thailand	1.0
United Arab Emirates	0.7
United Kingdom	2.4
United States	80.5

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 97.1%

	Aerospace & Defense 2.4%
862,321	HEICO Corp., Class A	$33,932,331

	Air Freight & Logistics 2.4%
36,319,023	Aramex PJSC (United Arab Emirates)	17,797,869
506,962	HUB Group, Inc., Class A*	16,440,777

		34,238,646

	Apparel Retail 2.8%
923,960	Chico’s FAS, Inc.	10,292,914
697,268	Rue21, Inc.*	15,060,989
536,833	Zumiez, Inc.*	14,902,484

		40,256,387

	Application Software 6.9%
441,142	Concur Technologies, Inc.*	22,405,602
77,807	FactSet Research Systems, Inc.	6,790,995
539,736	RealPage, Inc.*	13,639,129
861,086	Ultimate Software Group, Inc.*	56,073,920

		98,909,646

	Asset Management & Custody Banks 0.5%
289,855	Waddell & Reed Financial, Inc., Class A	7,179,708

	Automotive Retail 3.2%
572,906	Monro Muffler Brake, Inc.	22,223,024
295,833	O’Reilly Automotive, Inc.*	23,651,848

		45,874,872

	Biotechnology 2.8%
1,794,615	Exact Sciences Corp.*	14,572,274
398,079	Myriad Genetics, Inc.*	8,335,774
3,882,558	NeurogesX, Inc. PIPE* *** ‡‡	3,300,174
645,125	Sangamo BioSciences, Inc.*	1,832,155
716,655	Seattle Genetics, Inc.*	11,978,889

		40,019,266

	Computer Storage & Peripherals 0.2%
125,140	Fusion-io, Inc.*	3,028,388

	Data Processing & Outsourced Services 4.7%
352,905	ExlService Holdings, Inc.*	7,894,485
811,790	Higher One Holdings, Inc.*	14,969,407
287,130	Syntel, Inc.	13,429,070
1,911,100	Wirecard AG (Germany)	30,760,479

		67,053,441

	Distributors 1.3%
619,623	LKQ Corp.*	18,638,260

	Diversified Banks 2.8%
761,965	HDFC Bank Ltd. ADR (India)	20,024,440
4,581,117	Yes Bank Ltd. (India)	20,608,772

		40,633,212

	Diversified Support Services 2.0%
562,258	Copart, Inc.*	26,926,536
66,375	Ritchie Bros. Auctioneers, Inc. (Canada)	1,465,560

		28,392,096

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Electrical Components & Equipment 1.2%
396,050	Polypore International, Inc.*	$17,422,240

	Environmental & Facilities Services 1.8%
2,232,175	RPS Group plc (United Kingdom)	6,232,795
939,995	Tetra Tech, Inc.*	20,294,492

		26,527,287

	Health Care Distributors 1.2%
264,672	MWI Veterinary Supply, Inc.*	17,584,808

	Health Care Equipment 1.4%
548,950	Abaxis, Inc.*	15,189,446
487,760	DexCom, Inc.*	4,541,046
24,690	Zonare Medical Systems, Inc.* *** †	247

		19,730,739

	Health Care Services 0.7%
142,820	MEDNAX, Inc.*	10,284,468

	Health Care Technology 0.8%
215,273	Computer Programs and Systems, Inc.	11,002,603

	Industrial Machinery 1.7%
864,388	AIA Engineering Ltd. (India)	4,362,225
484,674	Graco, Inc.	19,818,320

		24,180,545

	Internet Retail 3.6%
462,294	Blue Nile, Inc.*	18,898,579
327,780	MakeMyTrip Ltd.* (India)	7,879,831
257,684	Shutterfly, Inc.*	5,864,888
947,283	Yoox S.p.A.* (Italy)	10,238,442
166,195	zooplus AG* (Germany)	9,282,892

		52,164,632

	Internet Software & Services 5.0%
844,056	Angie’s List Inc. – Private Shares* *** †	11,102,685
800,225	DealerTrack Holdings, Inc.*	21,814,133
484,477	LoopNet, Inc.*	8,856,240
663,972	SciQuest, Inc.*	9,474,880
656,681	Vistaprint N.V.*	20,094,439

		71,342,377

	IT Consulting & Other Services 2.1%
275,737	Cognizant Technology Solutions Corp., Class A*	17,732,646
782,975	ServiceSource International, Inc.*	12,284,878

		30,017,524

	Leisure Facilities 3.1%
955,913	Life Time Fitness, Inc.*	44,688,933

	Life Sciences Tools & Services 4.3%
721,002	Divi’s Laboratories Ltd. (India)	10,598,139
709,685	Fluidigm Corp.*	9,339,455
1,256,063	ICON plc ADR* (Ireland)	21,491,238
287,547	Techne Corp.	19,627,958

		61,056,790

	Oil & Gas Equipment & Services 3.8%
334,085	Dril-Quip, Inc.*	21,989,474
903,720	Pason Systems, Inc. (Canada)	10,665,985
354,385	ShawCor Ltd., Class A (Canada)	10,066,033
496,825	TGS-NOPEC Geophysical Co. ASA (Norway)	11,026,593

		53,748,085

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 2.6%
529,065	Northern Oil and Gas, Inc.*	$12,686,979
3,387,260	Premier Oil plc* (United Kingdom)	19,073,800
784,115	Transglobe Energy Corp.* (Canada)	6,194,509

		37,955,288

	Oil & Gas Refining & Marketing 0.2%
203,175	Amyris, Inc.*	2,344,640

	Packaged Foods & Meats 1.4%
411,088	GlaxoSmithKline Consumer Healthcare Ltd. (India)	19,894,476

	Personal Products 0.8%
582,400	Colgate-Palmolive India Ltd. (India)	10,858,379

	Pharmaceuticals 0.4%
793,037	ISTA Pharmaceuticals, Inc.*	5,590,911

	Research & Consulting Services 2.9%
394,337	CRA International, Inc.*	7,823,646
1,455,778	Resources Connection, Inc.‡	15,416,689
676,759	Stantec, Inc.* (Canada)	18,340,169

		41,580,504

	Restaurants 3.2%
614,680	Jubilant Foodworks Ltd.* (India)	8,716,407
588,843	Peet’s Coffee & Tea, Inc.*	36,908,679

		45,625,086

	Semiconductors 7.2%
502,260	Hittite Microwave Corp.*	24,801,599
516,910	O2Micro International Ltd. ADR* (China)	2,062,471
1,731,197	Power Integrations, Inc.‡‡	57,406,492
440,959	Silicon Laboratories, Inc.*	19,146,440

		103,417,002

	Specialized Finance 1.6%
708,325	MSCI, Inc., Class A*	23,325,142

	Specialty Stores 2.6%
829,736	Hibbett Sports, Inc.*	37,487,473

	Systems Software 3.8%
681,347	NetSuite, Inc.*	27,628,621
836,530	Sourcefire, Inc.*	27,086,841

		54,715,462

	Trading Companies & Distributors 2.7%
547,600	MSC Industrial Direct Co., Inc., Class A	39,180,780

	Trucking 5.0%
120,800	J.B. Hunt Transport Services, Inc.	5,444,456
4,221,115	Knight Transportation, Inc.‡ ‡‡	66,018,239

		71,462,695

	Total Common Stocks (cost $1,045,160,414)	1,391,345,122

	PREFERRED STOCKS 0.1%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** †	776,271

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
161,519	Nanosys, Inc., Series E Pfd.* *** †	$184,939

		961,210

	Total Preferred Stocks (cost $2,184,939)	961,210

	LIMITED PARTNERSHIP INTEREST 0.4%

	Asset Management & Custody Banks 0.4%
	Greenspring Global Partners II-B, L.P.*** †	4,826,878
	Greenspring Global Partners III-B, L.P.*** †	1,497,374

		6,324,252

	Total Limited Partnership Interest (cost $5,878,853)	6,324,252

	WARRANTS 0.0%

	Biotechnology 0.0%
1,941,279	NeurogesX, Inc., expiring 7/22/160/0/0* *** †	242,660

	Total Warrants (cost $242,660)	242,660

	RIGHTS 0.0%

	Life Sciences Tools & Services 0.0%
208,525	Valera Pharmaceuticals, Inc. Ureteral Stent CSR* *** †	—

	Pharmaceuticals 0.0%
208,525	Valera Pharmaceuticals, Inc. VP003 (Octreotide Implant) CSR* *** †	—

	Total Rights (cost $406,537)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.8%

	Repurchase Agreement 4.8%
$68,094,589	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $62,860,000 of United States Treasury Notes 2.750% due 2/15/19; value: $69,460,300; repurchase proceeds: $68,094,665‡ (cost $68,094,589)	$68,094,589

	Total Short-Term Investments (cost $68,094,589)	68,094,589

	Total Investments (cost $1,121,967,992) 102.4%	1,466,967,833
	Liabilities less Other Assets (2.4%)	(34,678,661)

	NET ASSETS 100.0%	$1,432,289,172

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).

‡All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).

‡‡Affiliated Company (see Note 7).

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	3.3
China	0.1
Germany	2.9
India	7.4
Ireland	1.5
Italy	0.7
Norway	0.8
United Arab Emirates	1.3
United Kingdom	1.8
United States	80.2

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 99.0%

	Aerospace & Defense 2.7%
122,655	HEICO Corp., Class A	$4,826,474

	Airlines 1.9%
62,755	Allegiant Travel Co.*	3,347,352

	Airport Services 1.4%
184,430	Wesco Aircraft Holdings, Inc.*	2,580,176

	Apparel Retail 4.4%
188,251	Body Central Corp.*	4,698,745
289,735	Chico’s FAS, Inc.	3,227,648

		7,926,393

	Apparel, Accessories & Luxury Goods 1.4%
139,520	Maidenform Brands, Inc.*	2,553,216

	Asset Management & Custody Banks 1.6%
38,390	Virtus Investment Partners, Inc.*	2,918,024

	Communications Equipment 1.9%
86,633	Finisar Corp.*	1,450,670
121,761	Polycom, Inc.*	1,984,704

		3,435,374

	Computer Storage & Peripherals 0.8%
189,227	Intevac, Inc.*	1,400,280

	Construction & Engineering 1.1%
103,690	MYR Group, Inc.*	1,984,627

	Consumer Finance 4.2%
393,253	Advance America Cash Advance Centers, Inc.	3,519,614
219,008	DFC Global Corp.*	3,955,285

		7,474,899

	Data Processing & Outsourced Services 1.1%
42,536	Syntel, Inc.	1,989,409

	Diversified Banks 3.1%
2,876,000	City Union Bank Ltd. (India)	2,355,824
5,356,975	South Indian Bank Ltd. (India)	2,037,678
257,600	Yes Bank Ltd. (India)	1,158,848

		5,552,350

	Diversified Support Services 5.0%
186,895	Copart, Inc.*	8,950,401

	Education Services 1.5%
119,960	Bridgepoint Education, Inc.*	2,759,080

	Electronic Components 0.6%
709,920	Polytronics Technology Corp. (Taiwan)	1,090,237

	Electronic Manufacturing Services 2.3%
151,701	Fabrinet*	2,075,270
180,245	TTM Technologies, Inc.*	1,975,485

		4,050,755

	Environmental & Facilities Services 0.7%
429,051	RPS Group plc (United Kingdom)	1,198,018

	Footwear 1.6%
239,525	Skechers U.S.A., Inc., Class A*	2,903,043

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Health Care Facilities 1.8%
87,362	Emeritus Corp.*	$1,529,709
69,161	Ensign Group, Inc. (The)	1,694,444

		3,224,153

	Health Care Services 6.6%
183,159	Addus HomeCare Corp.*	653,878
143,682	CorVel Corp.*	7,429,796
52,025	MEDNAX, Inc.*	3,746,320

		11,829,994

	Health Care Supplies 1.0%
29,005	Sartorius Stedim Biotech (France)	1,841,862

	Heavy Electrical Equipment 1.1%
77,263	General Cable Corp.*	1,932,348

	Home Improvement Retail 1.3%
134,580	Lumber Liquidators Holdings, Inc.*	2,376,683

	Industrial Machinery 0.7%
34,685	IDEX Corp.	1,287,160

	Internet Software & Services 3.1%
322,501	TechTarget, Inc.*	1,883,406
116,792	Vistaprint N.V.*	3,573,835

		5,457,241

	IT Consulting & Other Services 0.7%
2,164,635	CSG Ltd. (Australia)	1,318,998

	Life Sciences Tools & Services 1.9%
193,829	ICON plc ADR* (Ireland)	3,316,414

	Mortgage REITs 2.3%
338,855	MFA Financial, Inc.	2,277,106
173,650	Redwood Trust, Inc.	1,767,757

		4,044,863

	Office Services & Supplies 1.0%
370,820	American Reprographics Co.*	1,702,064

	Oil & Gas Equipment & Services 0.7%
58,525	TGS-NOPEC Geophysical Co. ASA (Norway)	1,298,911

	Oil & Gas Exploration & Production 2.7%
132,085	Northern Oil and Gas, Inc.*	3,167,398
55,240	Ultra Petroleum Corp.*	1,636,761

		4,804,159

	Oil & Gas Refining & Marketing 1.8%
75,385	World Fuel Services Corp.	3,164,662

	Personal Products 1.7%
57,893	Herbalife Ltd.	2,991,331

	Property & Casualty Insurance 1.3%
113,565	Tower Group, Inc.	2,290,606

	Regional Banks 4.0%
217,252	BBCN Bancorp, Inc.*	2,053,031
78,074	Community Bank System, Inc.	2,170,457
72,896	Prosperity Bancshares, Inc.	2,941,354

		7,164,842

	Research & Consulting Services 6.9%
101,587	Corporate Executive Board Co. (The)	3,870,465
97,510	CRA International, Inc.*	1,934,598

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
77,532	Huron Consulting Group, Inc.*	$3,003,590
208,380	Resources Connection, Inc.	2,206,744
655,000	Sporton International, Inc. (Taiwan)	1,330,377

		12,345,774

	Semiconductors 7.8%
299,241	BCD Semiconductor Manufacturing Ltd. ADR* (China)	1,190,979
294,419	MaxLinear, Inc., Class A*	1,398,490
343,073	Micrel, Inc.	3,468,468
355,175	O2Micro International Ltd. ADR* (China)	1,417,148
229,604	Pericom Semiconductor Corp.*	1,747,287
54,120	Power Integrations, Inc.	1,794,619
66,765	Standard Microsystems Corp.*	1,720,534
66,631	Supertex, Inc.*	1,257,994

		13,995,519

	Specialized Finance 1.8%
46,720	Portfolio Recovery Associates, Inc.*	3,154,534

	Specialty Stores 0.8%
132,268	Big 5 Sporting Goods Corp.	1,380,878

	Steel 0.8%
26,246	Haynes International, Inc.	1,433,032

	Trading Companies & Distributors 3.5%
111,630	Beacon Roofing Supply, Inc.*	2,258,275
37,441	Houston Wire & Cable Co.	517,434
49,225	MSC Industrial Direct Co., Inc., Class A	3,522,049

		6,297,758

	Trucking 6.4%
134,680	Knight Transportation, Inc.	2,106,395
178,084	Marten Transport, Ltd.	3,203,731
117,149	Old Dominion Freight Line, Inc.*	4,748,049
245,824	Vitran Corp., Inc.* (Canada)	1,415,946

		11,474,121

	Total Common Stocks (cost $154,397,406)	177,068,015

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
$2,852,624	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $2,635,000 of United States Treasury Notes 2.750% due 2/15/19; value: $2,911,675; repurchase proceeds: $2,852,627 (cost $2,852,624)	$2,852,624

	Total Short-Term Investments (cost $2,852,624)	2,852,624

	Total Investments (cost $157,250,030) 100.6%	179,920,639
	Liabilities Less Other Assets (0.6%)	(1,127,252)

	NET ASSETS 100.0%	$178,793,387

	*Non-income producing.
	ADR American Depositary Receipt.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Australia	0.7
Canada	0.8
China	1.5
France	1.0
India	3.1
Ireland	1.9
Norway	0.7
Taiwan	1.4
United Kingdom	0.7
United States	88.2

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 73.6%

	Asset Management & Custody Banks 4.6%
3,330	BlackRock, Inc.	$593,539
60,085	Solar Senior Capital Ltd.	946,339

		1,539,878

	Computer & Electronics Retail 1.4%
19,500	Best Buy Co., Inc.	455,715

	Consumer Finance 3.1%
24,730	Capital One Financial Corp.	1,045,832

	Data Processing & Outsourced Services 8.9%
3,900	Mastercard, Inc., Class A	1,453,998
14,835	Visa, Inc., Class A	1,506,197

		2,960,195

	Diversified REITs 0.8%
177,857	Star Asia Finance Ltd.* †	266,785

	Drug Retail 0.9%
9,500	Walgreen Co.	314,070

	Health Care Services 2.2%
14,240	Chemed Corp.	729,230

	Hypermarkets & Super Centers 1.5%
8,185	Wal-Mart Stores, Inc.	489,136

	Investment Banking & Brokerage 1.2%
4,385	Goldman Sachs Group, Inc. (The)	396,535

	IT Consulting & Other Services 0.9%
1,625	International Business Machines Corp.	298,805

	Mortgage REITs 14.1%
22,000	American Capital Agency Corp.	617,760
46,807	Capstead Mortgage Corp.	582,279
95,559	Colony Financial, Inc.	1,501,232
256,366	NorthStar Realty Finance Corp.	1,222,866
82,604	Two Harbors Investment Corp.	763,261

		4,687,398

	Oil & Gas Drilling 1.4%
7,800	Helmerich & Payne, Inc.	455,208

	Oil & Gas Exploration & Production 1.6%
18,400	Ultra Petroleum Corp.*	545,192

	Personal Products 3.0%
19,280	Herbalife Ltd.	996,198

	Pharmaceuticals 4.1%
18,875	Teva Pharmaceutical Industries Ltd. ADR (Israel)	761,795
13,167	Valeant Pharmaceuticals International, Inc.* (Canada)	614,767

		1,376,562

	Railroads 2.3%
9,510	Canadian National Railway Co. (Canada)	747,106

	Regional Banks 4.8%
238,005	CapitalSource, Inc.	1,594,633

	Restaurants 0.9%
3,070	McDonald’s Corp.	308,013

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Semiconductors 11.1%
17,345	Altera Corp.	$643,500
36,830	Intel Corp.	893,128
15,070	Linear Technology Corp.	452,552
16,815	Microchip Technology, Inc.	615,933
33,365	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	430,742
20,700	Xilinx, Inc.	663,642

		3,699,497

	Specialized Finance 2.3%
3,200	CME Group, Inc.	779,744

	Trading Companies & Distributors 1.8%
3,130	W.W. Grainger, Inc.	585,905

	Wireless Telecommunication Services 0.7%
10,590	America Movil S.A.B. de C.V., Series L, ADR (Mexico)	239,334

	Total Common Stocks (cost $22,702,342)	24,510,971

	PREFERRED STOCKS 0.0%

	Diversified Banks 0.0%
3,803	Bank of N.T. Butterfield & Son Ltd. (The), Pfd. * *** (Bermuda)	4,373

	Total Preferred Stocks (cost $4,601)	4,373

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 4.1%

	Asset Management & Custody Banks 0.4%
77,279	Star Asia SPV, LLC* *** †	139,875

	Specialized Finance 3.7%
142,300	KKR Financial Holdings, LLC	1,242,279

	Total Limited Liability Company Membership Interest (cost $1,670,290)	1,382,154

	LIMITED PARTNERSHIP INTEREST 2.0%

	Asset Management & Custody Banks 2.0%
51,575	KKR & Co. L.P.	661,707

	Total Limited Partnership Interest (cost $587,451)	661,707

Principal Amount		Value
	CORPORATE BONDS 0.0%

	Gold 0.0%
$210,762	Redcorp Ventures Ltd., 13.00%, 7/11/12, Series D*** † §§ (Canada)	$3,939

	Total Corporate Bonds (cost $155,755)	3,939

Shares		Value
	MUTUAL FUNDS 0.8%

	Asset Management & Custody Banks 0.8%
7,800	iPath US Treasury 10-year Bear ETN*	$251,628

	Total Mutual Funds (cost $418,351)	251,628

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 16.6%

	Repurchase Agreement 16.6%
$5,531,110	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $5,425,000 of United States Treasury Notes 1.500% due 6/30/16; value: $5,642,000; repurchase proceeds: $5,531,116 (cost $5,531,110)	$5,531,110

	Total Short-Term Investments (cost $5,531,110)	5,531,110

	Total Investments (cost $31,069,900) 97.1%	32,345,882
	Other Assets less Liabilities 2.9%	950,630

	NET ASSETS 100.0%	$33,296,512

	*Non-income producing.
	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).
	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).
	§§In Default.
	ADR American Depositary Receipt.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

At December 31, 2011, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Bermuda	< 0.1
Canada	5.1
Israel	2.8
Mexico	0.9
Taiwan	1.6
United States	89.6

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 93.1%

	Apparel Retail 1.6%
89,061	Body Central Corp.*	$2,222,962

	Application Software 8.2%
30,885	Concur Technologies, Inc.*	1,568,649
95,239	Interactive Intelligence Group, Inc.*	2,182,878
65,058	RealPage, Inc.*	1,644,016
188,719	Tangoe, Inc.*	2,906,273
50,795	Ultimate Software Group, Inc.*	3,307,770

		11,609,586

	Asset Management & Custody Banks 1.3%
65,578	CETIP S.A. (Brazil)	947,502
12,430	Virtus Investment Partners, Inc.*	944,804

		1,892,306

	Auto Parts & Equipment 1.1%
73,475	WABCO India Ltd. (India)	1,617,405

	Biotechnology 3.4%
273,698	Abcam plc (United Kingdom)	1,549,696
223,125	Exact Sciences Corp.*	1,811,775
314,549	NeurogesX, Inc.*	267,367
87,210	NeurogesX, Inc. PIPE* ***	74,128
153,740	Sangamo BioSciences, Inc.*	436,622
42,466	Seattle Genetics, Inc.*	709,819

		4,849,407

	Communications Equipment 2.3%
16,258	F5 Networks, Inc.*	1,725,299
67,010	Riverbed Technology, Inc.*	1,574,735

		3,300,034

	Computer Storage & Peripherals 0.7%
133,665	Intevac, Inc.*	989,121

	Construction Materials 1.0%
5,705,580	PT Holcim Indonesia Tbk (Indonesia)	1,368,584

	Consumer Finance 2.7%
139,400	DFC Global Corp.*	2,517,564
118,170	Mahindra & Mahindra Financial Services Ltd. (India)	1,337,465

		3,855,029

	Data Processing & Outsourced Services 3.5%
44,366	ExlService Holdings, Inc.*	992,467
68,990	Higher One Holdings, Inc.*	1,272,176
18,340	Syntel, Inc.	857,762
113,100	Wirecard AG (Germany)	1,820,423

		4,942,828

	Diversified Banks 3.8%
1,311,135	City Union Bank Ltd. (India)	1,073,993
196,050	HDFC Bank Ltd. (India)	1,573,421
54,755	HDFC Bank Ltd. ADR (India)	1,438,961
290,600	Yes Bank Ltd. (India)	1,307,303

		5,393,678

	Electrical Components & Equipment 2.1%
68,603	Polypore International, Inc.*	3,017,846

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Electronic Manufacturing Services 0.6%
25,193	IPG Photonics Corp.*	$853,287

	Environmental & Facilities Services 1.2%
40,878	Heritage-Crystal Clean, Inc.*	676,940
30,612	Waste Connections, Inc.	1,014,481

		1,691,421

	General Merchandise Stores 3.0%
29,746	Dollar Tree, Inc.*	2,472,190
146,347	Gordmans Stores, Inc.*	1,839,582

		4,311,772

	Health Care Equipment 5.3%
243,628	AtriCure, Inc.*	2,704,271
483,600	Cardica, Inc.*	1,039,740
160,511	Cardiovascular Systems, Inc.*	1,581,033
17,755	DiaSorin S.p.A. (Italy)	448,457
96,899	NuVasive, Inc.*	1,219,958
20,403	Synovis Life Technologies, Inc.*	567,815
16,460	Zonare Medical Systems, Inc.* *** †	165

		7,561,439

	Health Care Services 0.8%
26,211	IPC The Hospitalist Co., Inc.*	1,198,367

	Health Care Technology 2.4%
21,550	athenahealth, Inc.*	1,058,536
45,625	Computer Programs and Systems, Inc.	2,331,894

		3,390,430

	Industrial Machinery 0.7%
27,342	IDEX Corp.	1,014,662

	Internet Retail 4.0%
33,650	HomeAway, Inc.*	782,362
120,445	MakeMyTrip Ltd.* (India)	2,895,498
52,700	Shutterfly, Inc.*	1,199,452
68,455	Yoox S.p.A.* (Italy)	739,877

		5,617,189

	Internet Software & Services 6.2%
52,674	Angie’s List, Inc.*	848,051
132,684	Envestnet, Inc.*	1,586,901
75,041	SciQuest, Inc.*	1,070,835
86,515	SPS Commerce, Inc.*	2,245,064
235,787	TechTarget, Inc.*	1,376,996
52,135	Vistaprint N.V.*	1,595,331
91,388	Xtera Communications, Inc.* *** †	914

		8,724,092

	IT Consulting & Other Services 6.6%
91,056	Cognizant Technology Solutions Corp., Class A*	5,855,812
142,370	hiSoft Technology International Ltd. ADR* (China)	1,314,075
139,354	ServiceSource International, Inc.*	2,186,464

		9,356,351

	Life Sciences Tools & Services 2.4%
39,940	Divi’s Laboratories Ltd. (India)	587,085
58,391	Fluidigm Corp.*	768,426
55,138	ICON plc ADR* (Ireland)	943,411
81,853	MEDTOX Scientific, Inc.*	1,150,035

		3,448,957

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 1.2%
25,415	Dril-Quip, Inc.*	$1,672,815

	Oil & Gas Exploration & Production 1.1%
62,915	Northern Oil and Gas, Inc.*	1,508,702

	Oil & Gas Refining & Marketing 0.5%
65,300	Amyris, Inc.*	753,562

	Packaged Foods & Meats 1.7%
50,790	GlaxoSmithKline Consumer Healthcare Ltd. (India)	2,457,966

	Personal Products 0.0%
50,403	Ophthonix, Inc.* *** †	504

	Pharmaceuticals 1.4%
275,230	ISTA Pharmaceuticals, Inc.*	1,940,371

	Research & Consulting Services 2.1%
21,899	CoStar Group, Inc.*	1,461,320
120,139	eClerx Services Ltd. (India)	1,560,981

		3,022,301

	Restaurants 1.8%
94,700	Jubilant Foodworks Ltd.* (India)	1,342,884
19,605	Peet’s Coffee & Tea, Inc.*	1,228,841

		2,571,725

	Semiconductors 9.0%
58,202	Hittite Microwave Corp.*	2,874,015
21,845	NVE Corp.*	1,213,053
146,032	Power Integrations, Inc.††	4,842,421
87,162	Silicon Laboratories, Inc.*	3,784,574

		12,714,063

	Specialized Finance 3.5%
98,350	Crisil Ltd. (India)	1,629,752
30,358	ICRA Ltd. (India)	457,900
85,587	MSCI, Inc., Class A*	2,818,380

		4,906,032

	Systems Software 4.9%
86,865	DemandTec, Inc.*	1,144,012
34,972	NetSuite, Inc.*	1,418,114
64,160	OPNET Technologies, Inc.	2,352,747
61,365	Sourcefire, Inc.*	1,986,999

		6,901,872

	Thrifts & Mortgage Finance 1.0%
345,825	LIC Housing Finance Ltd. (India)	1,440,802

	Total Common Stocks (cost $110,425,884)	132,117,468

	PREFERRED STOCKS 0.8%

	Biotechnology 0.2%
169,492	Nanosys, Inc., Series D Pfd.* *** †	194,068
40,380	Nanosys, Inc., Series E Pfd.* *** †	46,235

		240,303

	Health Care Technology 0.6%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	807,502

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
243,902	TherOx, Inc., Series I Pfd.* *** †	$75,610

		883,112

	Total Preferred Stocks (cost $2,021,237)	1,123,415

	LIMITED PARTNERSHIP INTEREST 4.1%

	Asset Management & Custody Banks 4.1%
	Greenspring Global Partners II-B, L.P.*** †	4,344,178
	Greenspring Global Partners III-B, L.P.*** †	1,497,374

		5,841,552

	Total Limited Partnership Interest (cost $5,424,467)	5,841,552

	WARRANTS 0.1%

	Biotechnology 0.0%
43,605	NeurogesX, Inc., expiring 7/22/16* *** †	5,451

	Health Care Equipment 0.1%
165,000	Cardica, Inc., expiring 9/29/14* *** †	146,850

	Total Warrants (cost $26,076)	152,301

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.1%

	Repurchase Agreement 2.1%
$3,034,268	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $2,805,500 of United States Treasury Notes 2.750% due 2/15/19; value: $3,099,525; repurchase proceeds: $3,034,271†† (cost $3,034,268)	$3,034,268

	Total Short-Term Investments (cost $3,034,268)	3,034,268

	Total Investments (cost $120,931,932) 100.2%	142,269,004
	Liabilities less Other Assets (0.2%)	(281,327)

	NET ASSETS 100.0%	$141,987,677

	*Non-income producing.
	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).
	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).
	††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).
	ADR American Depositary Receipt.
	PIPE Private Investment in a Public Equity.
	See Notes to Schedules of Investments.

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	0.7
China	0.9
Germany	1.3
India	14.9
Indonesia	1.0
Ireland	0.7
Italy	0.8
United Kingdom	1.1
United States	78.6

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments

December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS 86.2%

	Advertising 0.8%
12,353	1000mercis (France)	$727,923

	Application Software 1.5%
8,900	Aveva Group plc (United Kingdom)	197,428
11,751	BasWare Oyj (Finland)	250,512
14,560	Fidessa Group plc (United Kingdom)	341,729
23,407	Orc Group AB (Sweden)	292,824
1,678	SimCorp A/S (Denmark)	256,549

		1,339,042

	Asset Management & Custody Banks 2.0%
93,087	CETIP S.A. (Brazil)	1,344,965
44,472	Tata Investment Corp. Ltd. (India)	352,560

		1,697,525

	Automotive Retail 0.7%
39,357	Halfords Group plc (United Kingdom)	176,442
12,253	Mekonomen AB (Sweden)	401,039

		577,481

	Biotechnology 3.6%
323,748	Abcam plc (United Kingdom)	1,833,083
59,025	Myriad Genetics, Inc.*	1,235,983

		3,069,066

	Commercial Printing 1.2%
111,864	InnerWorkings, Inc.*	1,041,454

	Communications Equipment 2.7%
67,590	Finisar Corp.*	1,131,795
20,080	JDS Uniphase Corp.*	209,635
40,672	Riverbed Technology, Inc.*	955,792

		2,297,222

	Computer Hardware 5.7%
10,074	Apple, Inc.*	4,079,970
73,138	Silicon Graphics International Corp.*	838,161

		4,918,131

	Computer Storage & Peripherals 1.1%
45,400	EMC Corp.*	977,916

	Data Processing & Outsourced Services 10.5%
6,553	Alliance Data Systems Corp.*	680,464
8,775	Mastercard, Inc., Class A	3,271,496
34,795	Visa, Inc., Class A	3,532,736
98,966	Wirecard AG (Germany)	1,592,926

		9,077,622

	Diversified Support Services 1.9%
24,485	Copart, Inc.*	1,172,587
20,311	Ritchie Bros. Auctioneers, Inc. (Canada)	448,467

		1,621,054

	Electronic Equipment & Instruments 0.2%
8,987	Hologram Industries (France)	191,588

	Health Care Equipment 7.7%
7,331	Cyberonics, Inc.*	245,589
103,247	DiaSorin S.p.A. (Italy)	2,607,818

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
61,442	Mindray Medical International Ltd. ADR (China)	$1,575,373
89,700	NuVasive, Inc.*	1,129,323
9,185	STRATEC Biomedical AG (Germany)	377,930
10,316	Varian Medical Systems, Inc.*	692,513

		6,628,546

	Health Care Facilities 0.5%
277,196	CVS Group plc (United Kingdom)	442,901

	Health Care Services 3.8%
130,588	Bio-Reference Laboratories, Inc.*	2,124,667
134,500	Diagnosticos da America S.A. (Brazil)	1,117,678

		3,242,345

	Health Care Supplies 2.4%
25,314	Sartorius Stedim Biotech (France)	1,607,478
485,382	Shandong Weigao Group Medical Polymer Co. Ltd. (China)	438,123

		2,045,601

	Health Care Technology 0.5%
198,417	RaySearch Laboratories AB (Sweden)	417,070

	Home Entertainment Software 0.2%
31,949	UbiSoft Entertainment S.A.* (France)	214,102

	Home Improvement Retail 0.2%
45,021	Byggmax Group AB (Sweden)	173,549

	Internet Retail 1.5%
3,405	Amazon.com, Inc.*	589,405
17,702	ASOS plc* (United Kingdom)	339,409
2,934	Netflix, Inc.*	203,297
3,341	zooplus AG* (Germany)	186,613

		1,318,724

	Internet Software & Services 9.3%
50,856	Akamai Technologies, Inc.*	1,641,632
62,937	eBay, Inc.*	1,908,879
4,810	Google, Inc., Class A*	3,106,779
49,555	NetGem S.A. (France)	144,497
38,125	Vistaprint N.V.*	1,166,625
6,528	Xtera Communications, Inc.* *** †	65

		7,968,477

	IT Consulting & Other Services 1.0%
12,900	Cognizant Technology Solutions Corp., Class A*	829,599

	Life Sciences Tools & Services 1.7%
26,175	Covance, Inc.*	1,196,721
3,217	Eurofins Scientific (France)	234,844

		1,431,565

	Movies & Entertainment 0.8%
23,795	CTS Eventim AG (Germany)	715,421

	Oil & Gas Refining & Marketing 1.0%
20,300	World Fuel Services Corp.	852,194

	Other Diversified Financial Services 0.3%
26,238	Hypoport AG* (Germany)	244,823

	Personal Products 1.9%
27,400	Herbalife Ltd.	1,415,758
11,475	Natura Cosmeticos S.A. (Brazil)	223,071

		1,638,829

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Shares		Value
	Pharmaceuticals 4.7%
43,130	Teva Pharmaceutical Industries Ltd. ADR (Israel)	$1,740,727
49,600	Valeant Pharmaceuticals International, Inc.* (Canada)	2,315,824

		4,056,551

	Research & Consulting Services 0.3%
3,533	Bertrandt AG (Germany)	232,180

	Semiconductors 9.1%
54,812	Altera Corp.	2,033,525
98,200	BCD Semiconductor Manufacturing Ltd. ADR* (China)	390,836
13,880	Hittite Microwave Corp.*	685,394
71,000	Intel Corp.	1,721,750
34,725	Microchip Technology, Inc.	1,271,977
52,700	Xilinx, Inc.	1,689,562

		7,793,044

	Specialized Finance 2.9%
9,875	IntercontinentalExchange, Inc.*	1,190,431
43,700	MarketAxess Holdings, Inc.	1,315,807

		2,506,238

	Systems Software 1.4%
20,000	Check Point Software Technologies Ltd.* (Israel)	1,050,800
7,728	Init Innovation In Traffic Systems AG (Germany)	142,214

		1,193,014

	Trading Companies & Distributors 1.7%
50,270	iMarketKorea, Inc. (Korea)	708,962
75,150	MonotaRO Co. Ltd. (Japan)	796,343

		1,505,305

	Trucking 1.4%
52,685	Trancom Co. Ltd. (Japan)	999,581
14,847	Zipcar, Inc.*	199,247

		1,198,828

	Total Common Stocks (cost $66,603,955)	74,184,930

	PREFERRED STOCKS 1.8%

	Health Care Equipment 1.8%
33,200	Sartorius AG Pfd. (Germany)	1,527,406

	Total Preferred Stocks (cost $1,249,162)	1,527,406

	LIMITED PARTNERSHIP INTEREST 0.6%

	Asset Management & Custody Banks 0.6%
	Greenspring Global Partners II-B, L.P.*** †	482,687

	Total Limited Partnership Interest (cost $454,387)	482,687

	WARRANTS 0.1%

	Health Care Equipment 0.1%
71,500	Cardica, Inc., expiring 9/29/14* *** †	63,635

	Total Warrants (cost $8,937)	63,635

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Number of Contracts		Value
	PUT OPTIONS PURCHASED 0.0%

	Footwear 0.0%
10,000	Steven Madden Ltd., expiring 3/17/12, exercise price $25	$1,000

	Total Put Options Purchased (premium $15,102)	1,000

	CALL OPTIONS PURCHASED 0.0%

	Computer Hardware 0.0%
1,600	Apple, Inc., expiring 4/21/12, exercise price $460	15,040

	Total Call Options Purchased (cost $31,376)	15,040

Principal Amount		Value
	SHORT-TERM INVESTMENTS 10.5%

	Repurchase Agreement 10.5%
$9,038,632	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $8,345,000 of United States Treasury Notes 2.750% due 2/15/19; value: $9,221,225; repurchase proceeds: $9,038,642†† (cost $9,038,632)	$9,038,632

	Total Short-Term Investments (cost $9,038,632)	9,038,632

	Total Investments (cost $77,401,551) 99.2%§	85,313,330
	Other Assets less Liabilities 0.8%	712,467

	NET ASSETS 100.0%	$86,025,797

	*Non-income producing.
	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).
	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 8).
	††All or a portion of this security has been designated as collateral for purchase commitments (see Note 9).
	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 0.82%.
	ADR American Depositary Receipt.
	See Notes to Schedules of Investments.

WASATCH WORLD INNOVATORS FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Brazil	3.5
Canada	3.6
China	3.2
Denmark	0.3
Finland	0.3
France	4.1
Germany	6.6
India	0.5
Israel	3.7
Italy	3.4
Japan	2.4
Korea	0.9
Sweden	1.7
United Kingdom	4.4
United States	61.4

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments

December 31, 2011 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 2.8%
$1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	$1,800,166
600,000	Citibank Omni Master Trust, 4.90%, 11/15/18, Series 2009-A17, Class A17†	652,580
1,310,000	World Financial Network Credit Card Master Trust, 3.96%, 4/15/19, Series 2010-A, Class A	1,397,876

	Total Asset Backed Securities (cost $3,819,360)	3,850,622

	COLLATERALIZED MORTGAGE OBLIGATIONS 22.6%
250,000	Banc of America Commercial Mortgage, Inc., 5.066%, 11/10/42, Series 2005-1, Class A4†††	257,810
24,975	Banc of America Mortgage Securities, Inc., 2.791%, 2/25/33, Series 2003-A, Class 3A1†††	18,259
235,962	Bear Stearns Commercial Mortgage Securities, 4.735%, 9/11/42, Series 2005-PWR9, Class A2	240,050
167,555	Countrywide Home Loans, 4.50%, 8/25/19, Series 2004-J7, Class 2A1	169,773
795,194	Federal Home Loan Mortgage Corp., 1.50%, 9/15/22, Series 3760, Class BA	803,260
722,231	Federal Home Loan Mortgage Corp., 1.50%, 4/15/24, Series 3780, Class TA	725,519
64,939	Federal Home Loan Mortgage Corp., 2.275%, 11/1/35, Series 1M0010†††	68,572
122,256	Federal Home Loan Mortgage Corp., 2.456%, 5/1/31, Series 847292†††	129,245
97,826	Federal Home Loan Mortgage Corp., 2.496%, 12/1/32, Series 847527†††	103,205
33,303	Federal Home Loan Mortgage Corp., 2.561%, 8/1/33, Series 847281†††	35,089
456,203	Federal Home Loan Mortgage Corp., 3.679%, 1/1/25, Series 775629†††	464,232
274,411	Federal Home Loan Mortgage Corp., 3.847%, 5/1/25, Series 775617†††	286,267
761,328	Federal Home Loan Mortgage Corp., 4.00%, 6/15/17, Series 2714, Class BW	770,126
607,874	Federal Home Loan Mortgage Corp., 4.50%, 1/15/18, Series 2903, Class BA	611,978
454,993	Federal Home Loan Mortgage Corp., 4.50%, 12/1/18, Series G11657	485,199
79,499	Federal Home Loan Mortgage Corp., 5.00%, 2/15/23, Series 2960, Class KP	80,615
65,944	Federal Home Loan Mortgage Corp., 5.125%, 6/15/18, Series R016, Class AM	66,851
378,081	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15, Series 2808, Class VA	405,347
131,139	Federal Home Loan Mortgage Corp., 5.50%, 10/1/25, Series C90925	143,295
391,449	Federal Home Loan Mortgage Corp., 5.50%, 8/1/29, Series C46102	427,073
417,552	Federal National Mortgage Assoc., 2.068%, 12/1/35, Series 848390†††	431,048
378,876	Federal National Mortgage Assoc., 2.18%, 1/1/35, Series 825245†††	394,034
179,228	Federal National Mortgage Assoc., 2.228%, 11/1/34, Series 782320†††	188,469
16,992	Federal National Mortgage Assoc., 2.475%, 10/1/32, Series 659567†††	17,174
206,144	Federal National Mortgage Assoc., 2.815%, 1/1/18, Series 57735†††	211,155
216,433	Federal National Mortgage Assoc., 3.105%, 2/1/21, Series 313380†††	220,669
393,253	Federal National Mortgage Assoc., 3.50%, 6/25/23, Series 2003-46, Class LD	410,954
451,456	Federal National Mortgage Assoc., 3.875%, 1/25/39, Series 2009-2, Class WJ	477,514
317,482	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	332,097
216,194	Federal National Mortgage Assoc., 4.076%, 7/1/19, Series 070377†††	221,063
434,624	Federal National Mortgage Assoc., 4.50%, 5/1/19, Series 725445	465,103
416,859	Federal National Mortgage Assoc., 4.50%, 7/1/19, Series 725609	446,093
583,417	Federal National Mortgage Assoc., 4.50%, 6/25/29, Series 2005-121, Class V	627,644
135,860	Federal National Mortgage Assoc., 4.50%, 1/25/30, Series 2004-67, Class AC	136,687
1,301,800	Federal National Mortgage Assoc., 5.00%, 7/25/23, Series 2005-4, Class VG	1,376,339
119,862	Federal National Mortgage Assoc., 5.00%, 8/25/34, Series 2004-W10, Class A24	119,584
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	285,931
893,888	Government National Mortgage Assoc., 2.125%, 7/20/34, Series 80987†††	925,767
323,718	Government National Mortgage Assoc., 2.25%, 1/20/30, Series 80364†††	334,225
1,232,681	Government National Mortgage Assoc., 3.00%, 12/20/38, Series 2010-89, Class PA	1,279,420
1,645,346	Government National Mortgage Assoc., 3.00%, 5/20/39, Series 2010-68, Class YE	1,705,871
382,295	Government National Mortgage Assoc., 3.25%, 7/20/37, Series 2010-33, Class AP	385,801
944,807	Government National Mortgage Assoc., 4.00%, 6/20/37, Series 2008-30, Class AC	983,986
951,312	Government National Mortgage Assoc., 4.00%, 6/20/38, Series 2009-69, Class WC	994,504
1,286,438	Government National Mortgage Assoc., 4.00%, 9/20/38, Series 2009-108, Class WG	1,353,743
1,333,195	Government National Mortgage Assoc., 4.00%, 3/20/39, Series 2009-31, Class TA	1,417,223
1,222,878	Government National Mortgage Assoc., 4.00%, 4/16/39, Series 2009-110, Class AB	1,284,044
712,304	Government National Mortgage Assoc., 4.50%, 8/15/24, Series 717874	771,495
58,633	Government National Mortgage Assoc., 4.50%, 1/20/31, Series 2005-38, Class A	58,820
1,021,865	Government National Mortgage Assoc., 4.50%, 6/20/34, Series 2009-101, Class G	1,069,378

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Principal Amount		Value
$1,045,203	Government National Mortgage Assoc., 4.50%, 8/20/34, Series 2009-36, Class G	$1,095,409
1,039,870	Government National Mortgage Assoc., 4.50%, 8/16/35, Series 2009-62, Class DT	1,079,026
600,160	Government National Mortgage Assoc., 4.50%, 2/20/38, Series 2009-55, Class NP	648,655
935,143	Government National Mortgage Assoc., 4.50%, 3/20/39, Series 2009-14, Class AG	1,013,470
567,951	Government National Mortgage Assoc., 4.658%, 12/16/30, Series 2005-12, Class C	597,951
851,858	Government National Mortgage Assoc., 5.00%, 9/16/31, Series 2009-38, Class A	894,323
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	570,920
217,716	Government National Mortgage Assoc., 5.00%, 8/20/39, Series 004513	235,276

	Total Collateralized Mortgage Obligations (cost $30,600,526)	31,352,630

	CORPORATE BONDS 35.6%

	Aerospace & Defense 1.1%
200,000	General Dynamics Corp., 4.25%, 5/15/13	209,757
250,000	Martin Marietta Corp., 7.375%, 4/15/13	268,315
1,000,000	Raytheon Co., 1.625%, 10/15/15	1,006,850

		1,484,922

	Air Freight & Logistics 0.4%
500,000	United Parcel Service, Inc., 3.875%, 4/1/14	533,488

	Automotive Retail 0.6%
775,000	AutoZone, Inc., 5.50%, 11/15/15	866,531

	Beverages-Non-alcoholic 0.4%
500,000	PepsiAmericas, Inc., 5.00%, 5/15/17	576,909

	Cable & Satellite 0.4%
550,000	Comcast Corp., 5.30%, 1/15/14	592,654

	Commerercial Banks-Southern U.S. 0.6%
800,000	BB&T Corp., 3.20%, 3/15/16 MTN	833,945

	Commererical Banks Non-U.S. 1.5%
1,100,000	Royal Bank of Canada, 2.30%, 7/20/16 MTN (Canada)	1,118,198
1,000,000	Toronto-Dominion Bank (The), 2.375%, 10/19/16 (Canada)	1,017,590

		2,135,788

	Computer Hardware 0.6%
600,000	Hewlett-Packard Co., 2.125%, 9/13/15	589,438
300,000	Hewlett-Packard Co., 6.50%, 7/1/12	308,161

		897,599

	Construction & Farm Machinery & Heavy Trucks 0.8%
500,000	Caterpillar Financial Services Corp., 5.85%, 9/1/17 MTN	595,759
500,000	PACCAR Financial Corp., 1.95%, 12/17/12 MTN	506,406

		1,102,165

	Distillers & Vintners 0.4%
504,000	Diageo Capital plc, 7.375%, 1/15/14 (United Kingdom)	568,837

	Diversified Banks 3.1%
1,000,000	Bank of America Corp., 7.375%, 5/15/14 MTN	1,036,859
500,000	SouthTrust Corp., 5.80%, 6/15/14	532,909
1,125,000	US Bancorp, 4.20%, 5/15/14	1,204,451
750,000	Wachovia Corp., 5.25%, 8/1/14	791,080
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	795,215

		4,360,514

	Diversified Metals & Mining 0.3%
450,000	Rio Tinto Alcan, Inc., 4.50%, 5/15/13 (Canada)	468,768

	Drug Retail 0.3%
400,000	Walgreen Co., 4.875%, 8/1/13	426,757

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Principal Amount		Value
	Electric Utilities 0.9%
$350,000	Energy East Corp., 6.75%, 6/15/12	$357,914
300,000	Florida Power & Light Co., 4.85%, 2/1/13	312,974
600,000	Georgia Power Co., 5.125%, 11/15/12, Series K	621,754

		1,292,642

	Finance-Auto Loans 0.4%
500,000	Toyota Motor Credit Corp., 1.25%, 11/17/14	502,790

	Finance-Consumer Loans 0.6%
750,000	John Deere Capital Corp., 2.00%, 1/13/17 MTN	761,215

	Finance-Credit Card 0.8%
975,000	American Express Co., 6.15%, 8/28/17	1,115,064

	Finance-Other Services 0.4%
500,000	Sun Canada Financial Co., 7.25%, 12/15/15†	571,326

	Footwear 0.5%
600,000	Nike, Inc., 5.15%, 10/15/15 MTN	683,080

	Health Care Equipment 0.2%
250,000	Baxter International, Inc., 4.625%, 3/15/15	276,459

	Household Appliances 0.3%
350,000	Whirlpool Corp., 8.00%, 5/1/12 MTN	357,810

	Industrial Conglomerates 3.5%
500,000	3M Co., 4.375%, 8/15/13 MTN	531,489
1,250,000	General Electric Capital Corp., 3.75%, 11/14/14, Series A	1,317,585
1,000,000	General Electric Capital Corp., 5.40%, 2/15/17 MTN	1,111,061
1,000,000	General Electric Capital Corp., 5.90%, 5/13/14	1,095,152
740,000	Tyco International Finance Ltd. S.A., 6.00%, 11/15/13	801,666

		4,856,953

	Industrial Gases 0.5%
600,000	Praxair, Inc., 4.625%, 3/30/15	662,298

	Industrial Machinery 0.5%
600,000	Parker Hannifin Corp., 4.875%, 2/15/13	627,320

	Instruments-Scientific 0.4%
600,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	607,201

	Integrated Oil & Gas 0.4%
500,000	ConocoPhillips, 4.60%, 1/15/15	552,997

	Integrated Telecommunication Services 1.4%
149,929	Ameritech Capital Funding, 9.10%, 6/1/16	177,626
870,000	AT&T, Inc., 2.50%, 8/15/15	900,859
520,000	Verizon Communications, Inc., 5.55%, 2/15/16	595,021
300,000	Verizon Global Funding Corp., 4.375%, 6/1/13	314,334

		1,987,840

	Investment Banking & Brokerage 0.4%
500,000	Goldman Sachs Group, Inc. (The), 5.35%, 1/15/16	512,573

	Life & Health Insurance 1.4%
500,000	Principal Life Income Funding Trusts, 5.30%, 4/24/13 MTN	524,588
850,000	Prudential Financial, Inc., 6.20%, 1/15/15	928,842
480,000	Prudential Holdings, LLC, 7.245%, 12/18/23, Series FSA†	542,357

		1,995,787

	Medical Instruments 0.6%
800,000	Medtronic, Inc., 4.75%, 9/15/15, Series B	895,975

	Medical-Drugs 0.6%
575,000	Pharmacia Corp., 6.75%, 12/15/27	765,442

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Principal Amount		Value
	Medical-Health Maintenance Organizations 0.7%
$1,000,000	WellPoint, Inc., 2.375%, 2/15/17	$996,976

	Movies & Entertainment 0.5%
250,000	Walt Disney Co. (The), 4.50%, 12/15/13	269,094
350,000	Walt Disney Co. (The), 6.00%, 7/17/17, Series C MTN	424,288

		693,382

	Oil & Gas Exploration & Production 0.2%
300,000	Apache Corp., 6.25%, 4/15/12	304,493

	Other Diversified Financial Services 0.2%
260,000	Source One Mortgage Services, 9.00%, 6/1/12, Series B MTN	265,146

	Personal Products 0.5%
655,000	Avon Products, Inc., 5.625%, 3/1/14	696,841

	Pharmaceuticals 2.8%
745,000	AstraZeneca plc, 5.90%, 9/15/17 (United Kingdom)	899,887
795,000	Cardinal Health, Inc., 6.00%, 6/15/17	921,031
1,000,000	Johnson & Johnson, 5.55%, 8/15/17	1,207,195
725,000	Pharmacia Corp., 6.50%, 12/1/18	907,784

		3,935,897

	Property & Casualty Insurance 0.6%
435,000	Allstate Corp. (The), 7.50%, 6/15/13	468,882
325,000	Progressive Corp. (The), 6.375%, 1/15/12	325,419

		794,301

	Railroads 0.2%
300,000	Burlington Northern Santa Fe, LLC, 4.30%, 7/1/13	313,667

	Regional Banks 0.5%
700,000	Fifth Third Bancorp, 5.45%, 1/15/17	738,065

	Reinsurance 0.9%
1,150,000	Berkshire Hathaway, Inc., 3.20%, 2/11/15	1,219,186

	Semiconductor Equipment 0.2%
250,000	Applied Material, Inc., 2.65%, 6/15/16	255,936

	Soft Drinks 0.5%
600,000	Bottling Group, LLC, 4.625%, 11/15/12	620,294

	Special Purpose Entity 0.0%
44,000	Targeted Return Index Fund, 6.814%, 1/15/12, Series 2002-10† †††	44,000

	Specialized Finance 0.5%
600,000	CME Group, Inc., 5.40%, 8/1/13	639,380

	Steel 0.7%
950,000	Nucor Corp., 5.00%, 12/1/12	984,218

	Super-Regional Banks-US 1.1%
1,350,000	JPMorgan Chase Bank NA, 5.875%, 6/13/16	1,461,285

	Systems Software 0.6%
750,000	Oracle Corp., 3.75%, 7/8/14	806,607

	Transport-Rail 0.6%
700,000	Union Pacific Corp., 5.375%, 5/1/14	760,711

	Total Corporate Bonds (cost $47,874,028)	49,404,034

	MUNICIPAL BONDS 1.4%
650,000	Arizona State Transportation Board Highway Revenue, 5.00%, 7/1/23	734,513
625,000	City of Liberty MO, 4.45%, 10/1/13 (NATL-RE)	644,219

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Principal Amount		Value
$500,000	Richmond, CA Joint Powers Financing Authority Revenue, 8.25%, 7/1/19	$546,480

	Total Municipal Bonds (cost $1,796,829)	1,925,212

Shares		Value
	MUTUAL FUNDS 0.5%
44,453	Eaton Vance Short Duration Diversified Income Fund	$720,138

	Total Mutual Funds (cost $666,443)	720,138

	EXCHANGE TRADED FUNDS 0.5%
6,000	iShares iBoxx Investment Grade Corporate Bond Fund	682,560

	Total Exchange Traded Funds (cost $519,311)	682,560

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 22.4%
$1,500,000	Federal Farm Credit Bank, 0.79%, 11/7/14	$1,500,651
1,000,000	Federal Farm Credit Bank, 2.65%, 5/11/15	1,061,917
1,000,000	Federal Farm Credit Bank, 3.85%, 2/11/15	1,096,000
1,000,000	Federal Farm Credit Bank, 3.875%, 10/7/13	1,061,038
650,000	Federal Farm Credit Bank, 4.875%, 4/1/14	713,294
1,000,000	Federal Home Loan Bank, 2.00%, 7/17/14##	1,000,717
1,550,000	Federal Home Loan Bank, 5.00%, 9/14/12	1,600,194
1,500,000	Federal Home Loan Mortgage Corp., 0.875%, 12/19/14	1,500,507
2,000,000	Federal Home Loan Mortgage Corp., 1.125%, 8/24/16 MTN##	2,002,508
1,150,000	Federal Home Loan Mortgage Corp., 1.25%, 11/16/15 MTN	1,151,420
1,500,000	Federal Home Loan Mortgage Corp., 2.52%, 12/9/14	1,580,325
1,300,000	Federal Home Loan Mortgage Corp., 3.00%, 7/28/14	1,379,458
700,000	Federal Home Loan Mortgage Corp., 4.75%, 11/17/15	801,631
1,500,000	Federal National Mortgage Assoc., 1.125%, 12/28/16, Series 0001##	1,501,476
1,525,000	Federal National Mortgage Assoc., 1.25%, 10/26/16, Series 4##	1,528,294
1,050,000	Federal National Mortgage Assoc., 2.05%, 5/23/17	1,086,324
1,000,000	Federal National Mortgage Assoc., 2.075%, 3/7/16	1,007,366
2,200,000	Federal National Mortgage Assoc., 2.625%, 11/20/14	2,327,653
700,000	Federal National Mortgage Assoc., 3.00%, 12/29/16	707,796
1,800,000	Federal National Mortgage Assoc., 4.875%, 12/15/16	2,120,166
600,000	Federal National Mortgage Assoc., 5.24%, 8/7/18	642,938
621,349	New Valley Generation IV, 4.687%, 1/15/22***	686,591
1,000,000	Tennessee Valley Authority, 0.00%, 11/1/18, Series C###	868,651
800,000	Tennessee Valley Authority, 6.00%, 3/15/13, Series C	854,912
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,272,026

	Total U.S. Government Agency Securities (cost $30,235,255)	31,053,853

	U.S. TREASURY BONDS 5.1%
6,325,000	U.S. Treasury Bond 3.25%, 12/31/16	7,062,255

	Total U.S. Treasury Bonds (cost $6,705,921)	7,062,255

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. TREASURY INFLATION PROTECTED BONDS 1.6%
$1,945,548	U.S. Treasury Bond 1.625%, 1/15/18#	$2,215,493

	Total U.S. Treasury Inflation Protected Bonds (cost $1,894,607)	2,215,493

	U.S. TREASURY NOTES 4.6%
5,500,000	U.S. Treasury Note 3.625%, 8/15/19	6,370,116

	Total U.S. Treasury Notes (cost $6,329,491)	6,370,116

Shares		Value
	PREFERRED STOCKS 0.8%

	Cable & Satellite 0.1%
5,000	Comcast Corp., 7.00%, Series B Pfd.	$127,950

	Investment Banking & Brokerage 0.3%
20,000	Morgan Stanley Cap Tr VI, 6.60%, Pfd.	434,200

	Mortgage REITs 0.1%
4,200	Harris Preferred Capital Corp., 7.375%, Series A Pfd.§§§	106,050

	Other Diversified Financial Services 0.3%
20,000	Bank One Capital TR VI, 7.20%, Pfd.	510,000

	Total Preferred Stocks (cost $1,204,994)	1,178,200

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
$2,248,891	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $2,080,000 of United States Treasury Notes 2.750% due 2/15/19; value: $2,298,400; repurchase proceeds: $2,248,893 (cost $2,248,891)	$2,248,891

	Total Short-Term Investments (cost $2,248,891)	2,248,891

	Total Investments (cost $133,895,656) 99.5%	138,064,004
	Other Assets less Liabilities 0.5%	641,738

	NET ASSETS 100.0%	$138,705,742

	***Security was fair valued under procedures adopted by the Board of Trustees (see Note 10).
	†Liquid security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.
	††† Variable rate securities.
	§§§ Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

#Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

	##Step Bond. The rate shown is as of December 31, 2011 and will reset at a future date.
	###Zero Coupon Bond

	MTN Medium Term Note.
	NATL-RE National Public Finance Guarantee Corporation.
	REIT Real Estate Investment Trust.
	See Notes to Schedules of Investments.

WASATCH-1ST SOURCE INCOME FUND (FMEQX) – Schedule of Investments (continued)

December 31, 2011 (Unaudited)

At December 31, 2011, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	%
Canada	1.9
United Kingdom	1.1
United States	97.0

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

December 31, 2011 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.5%

$16,000,000	U.S. Treasury Bond, 3.125%, 11/15/41	$16,762,496
9,700,000	U.S. Treasury Bond, 3.50%, 2/15/39	10,910,987
5,000,000	U.S. Treasury Bond, 3.875%, 8/15/40	5,993,750
6,335,000	U.S. Treasury Bond, 4.25%, 5/15/39	8,059,311
15,400,000	U.S. Treasury Bond, 4.25%, 11/15/40	19,639,805
1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	1,809,937
1,040,000	U.S. Treasury Bond, 4.375%, 5/15/40	1,351,024
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	13,178,120
6,000,000	U.S. Treasury Bond, 4.50%, 8/15/39	7,935,936
11,300,000	U.S. Treasury Bond, 4.75%, 2/15/37	15,348,575
6,260,000	U.S. Treasury Bond, 4.75%, 2/15/41	8,627,063
58,400,000	U.S. Treasury Strip, principal only, 5/15/30	35,306,187
46,300,000	U.S. Treasury Strip, principal only, 2/15/31	27,390,710
42,837,000	U.S. Treasury Strip, principal only, 2/15/37	20,340,892
50,000,000	U.S. Treasury Strip, principal only, 5/15/39	21,939,200
26,000,000	U.S. Treasury Strip, principal only, 5/15/40	10,991,526

	Total U.S. Government Obligations (cost $188,285,343)	225,585,519

	SHORT-TERM INVESTMENTS 1.0%

	Repurchase Agreement 1.0%
2,242,300	Repurchase Agreement dated 12/30/11, 0.01% due 1/3/12 with State Street Bank and Trust Co. collateralized by $2,070,000 of United States Treasury Notes 2.75% due 2/15/19; value: $2,287,350; repurchase proceeds: $2,242,303 (cost $2,242,300)	2,242,300

	Total Short-Term Investments (cost $2,242,300)	2,242,300

	Total Investments (cost $190,527,643) 99.5%	227,827,819
	Other Assets less Liabilities 0.5%	1,207,690

	NET ASSETS 100.0%	$229,035,509

	See Notes to Schedules of Investments.

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 18 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. The Emerging India Fund, Global Opportunities Fund and Long/Short Fund are non-diversified funds. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth Fund, Emerging India Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Heritage Growth Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, and World Innovators Fund are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2011. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 10.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received from Real Estate Investment Trust securities include return of capital distributions; such distributions are recorded as income, and adjusted accordingly for tax purposes.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Long/Short Fund, the Strategic Income Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Schedule of Investments. In addition, a fund could be exposed to a credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

5. OPTIONS CONTRACTS WRITTEN

Options written activity during the period ended December 31, 2011 was as follows:

	Options Outstanding at 9/30/2011	Written	Closed	Exercised	Expired	Options Outstanding at 12/31/2011
Core Growth Fund
Premium amount	$178,735	$—	$—	$(178,735)	$—	$—
Number of contracts	500	—	—	(500)	—	—

Long/Short Fund
Premium amount	$10,278,040	$7,526,314	$(794,104)	$(2,921,304)	$(5,953,241)	$8,135,705
Number of contracts	35,095	42,292	(4,500)	(15,150)	(23,120)	34,617

Micro Cap Value Fund
Premium amount	$762,276	$1,323,364	$(1,048,173)	$(407,446)	$(173,071)	$456,950
Number of contracts	2,600	7,241	(3,851)	(3,139)	(693)	2,158

6. FEDERAL INCOME TAX INFORMATION

As of December 31, 2011, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Small Cap Fund	Global Opportunities Fund	Heritage Growth Fund	International Growth Fund
Cost	$350,414,493	$10,878,286	$853,109,598	$143,565,191	$69,449,441	$253,734,503

Gross appreciation	$151,929,737	$118,174	$93,114,909	$35,625,282	$18,352,091	$44,313,385
Gross (depreciation)	(19,979,319)	(2,418,281)	(79,183,157)	(9,957,080)	(3,526,200)	(26,424,006)

Net appreciation (depreciation)	$131,950,418	$(2,300,107)	$13,931,752	$25,668,202	$14,825,891	$17,889,379

	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund
Cost	$153,129,345	$1,498,002,288	$964,826,534	$232,082,123	$131,362,412	$1,128,014,746

Gross appreciation	$14,981,180	$263,490,482	$51,654,870	$76,775,878	$22,020,995	$396,759,658
Gross (depreciation)	(18,954,254)	(103,696,689)	(24,945,900)	(31,226,285)	(9,091,839)	(57,806,571)

Net appreciation (depreciation)	$(3,973,074)	$159,793,793	$26,708,970	$45,549,593	$12,929,156	$338,953,087

	Small Cap Value Fund	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$160,305,476	$31,127,147	$120,933,731	$78,064,348	$133,895,656	$191,034,756

Gross appreciation	$34,762,572	$3,074,647	$33,576,193	$11,012,478	$4,368,819	$36,793,063
Gross (depreciation)	(15,147,409)	(1,855,912)	(12,240,920)	(3,763,496)	(200,471)	—

Net appreciation (depreciation)	$19,615,163	$1,218,735	$21,335,273	$7,248,982	$4,168,348	$36,793,063

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales, unrealized appreciation on passive foreign investment companies and other temporary tax adjustments.

7. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2011 with an “affiliated company” as so defined:

	Share Activity				Dividends	Gain (Loss) Realized on
	Balance 9/30/11	Purchases / Additions	Sales / Reductions	Balance 12/31/11	Credited to Income for the period ended 12/31/11	Sale of Shares for the period ended 12/31/11
Long/Short Fund
Silicon Graphics International Corp.	1,447,300	452,700	—	1,900,000	$—	$—
Micro Cap Fund
Goldwater Bank, N.A.	154,000	—	—	154,000	$—	$—
Small Cap Growth Fund
Knight Transportation, Inc.	4,139,457	81,658	—	4,221,115	$248,367	$—
NeurogesX, Inc. PIPE	3,882,558	—	—	3,882,558	—	—
Power Integrations, Inc.	1,731,197	—	—	1,731,197	86,560	—

8. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2011, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Global Opportunities Fund
Cardica, Inc.	Warrants	9/25/09	$5,000	$35,600	0.02%
Micro Cap Fund
Cardica, Inc.	Warrants	6/7/07	$19,380	$1,211	—
Cardica, Inc.	Warrants	9/25/09	40,312	287,025	0.10%
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	14,784	0.01%
NeurogesX, Inc.	Warrants	7/21/11	18,169	18,169	0.01%

			$1,617,861	$321,189	0.12%
Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc., Series B	Preferred Stock	2/3/11	$249,997	$312,628	0.21%
Cardica, Inc.	Warrants	6/7/07	9,302	581	—
Cardica, Inc.	Warrants	9/25/09	13,813	98,345	0.07%
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	4,022	—
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	170,557	0.12%
NeurogesX, Inc.	Warrants	7/21/11	6,250	6,250	—
NeurogesX, Inc.	Warrants	12/28/07	3,800	—	—

			$1,202,166	$592,383	0.40%
Small Cap Growth Fund
Angie’s List Inc. - Private Shares	Common Stock	9/3/10 - 3/15/11	$7,254,248	$11,102,685	0.78%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/23/11	4,543,853	4,826,878	0.34%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 10/28/11	1,335,000	1,497,374	0.10%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	776,271	0.05%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	184,939	184,939	0.01%
NeurogesX, Inc.	Warrants	7/21/11	242,660	242,660	0.02%
Valera Pharmaceuticals, Inc. Ureteral Stent CSR	Rights	2/1/06 - 2/2/06	162,615	—	—
Valera Pharmaceuticals, Inc. VP003 (Octreotide Implant) CSR	Rights	2/1/06 - 2/2/06	243,922	—	—
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,500,000	247	—

			$17,467,237	$18,631,054	1.30%
Strategic Income Fund
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bonds	7/5/07	$155,755	$3,939	0.01%
Star Asia Finance Ltd.	Common Stock	2/22/07 - 3/19/10	305,812	266,785	0.80%
Star Asia SPV, LLC	LLC Membership Interest	3/19/10	495,183	139,875	0.42%

			$956,750	$410,599	1.23%
Ultra Growth Fund
Cardica, Inc.	Warrants	9/25/09	$20,625	$146,850	0.10%
Data Sciences International, Inc., Series B	Preferred Stock	1/20/06	475,001	807,502	0.57%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/23/11	4,089,467	4,344,178	3.06%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 10/28/11	1,335,000	1,497,374	1.05%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	194,068	0.14%
Nanosys, Inc., Series E	Preferred Stock	8/13/10	46,235	46,235	0.03%
NeurogesX, Inc.	Warrants	7/21/11	5,451	5,451	—
Ophthonix, Inc.	Common Stock	9/23/05	499,998	504	—
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	75,610	0.05%
Xtera Communications, Inc.	Common Stock	9/3/03	99,065	914	—
Zonare Medical Systems, Inc.	Common Stock	6/30/04	1,000,000	165	—

			$9,070,843	$7,118,851	5.00%

World Innovators Fund
Cardica, Inc.	Warrants	9/25/09	$8,937	$63,635	0.07%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 11/23/11	454,387	482,687	0.56%
Xtera Communications, Inc.	Common Stock	9/3/03	7,076	65	—

			$470,400	$546,387	0.63%

9. PURCHASE COMMITMENTS

In September 2003, the Small Cap Growth, Ultra Growth and World Innovators Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2011 were $400,000, $360,000 and $40,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2011 were $165,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments as indicated in the Schedules of Investments.

10. SECURITIES VALUATION

Equity securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a given day, then the security is valued at the most recent bid price on the primary exchange or market as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent bid price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy (see Note 11). Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2. These valuation procedures generally apply equally to long or short equity positions in a Fund. However, if there are no sales on the primary exchange or market on a given day for a short equity position, then the security is valued at the most recent ask price on the primary exchange or market as provided by a pricing service.

Corporate debt securities – Investments are valued at current market value by a commercial pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-term notes – Investments maturing in 60 days or less at time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-backed securities – Investments are priced using the closing bid as supplied by a commercial pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

U.S. government issuers – Investments are priced using the closing bid as supplied by a commercial pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Derivative instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the most recent bid price on the primary exchange or market as provided by a pricing service.

Restricted securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Joint Pricing Committee of the Advisor and the Funds (“Pricing Committee”) with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

As of December 31, 2011, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	—
Emerging India Fund	—
Emerging Markets Small Cap Fund	5.55%
Global Opportunities Fund	0.02%
Heritage Growth Fund	—
International Growth Fund	2.17%
International Opportunities Fund	1.92%
Large Cap Value Fund	—
Long/Short Fund	—
Micro Cap Fund	0.21%
Micro Cap Value Fund	1.41%
Small Cap Growth Fund	1.53%
Small Cap Value Fund	—
Strategic Income Fund	0.45%
Ultra Growth Fund	5.07%
World Innovators Fund	0.64%
Income Fund	0.49%
U.S. Treasury Fund	—

11. FAIR VALUE MEASUREMENTS

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/11
Core Growth Fund
Assets
Common Stocks		$458,580,637	$—	$—	$458,580,637
Preferred Stocks		4,019,914	—	—	4,019,914
Short-Term Investments		—	19,764,360	—	19,764,360

		$462,600,551	$19,764,360	$—	$482,364,911

Emerging India Fund
Assets
Common Stocks		$8,578,179	$—	$—	$8,578,179

		$8,578,179	$—	$—	$8,578,179

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Auto Parts & Equipment	$10,480,712	$1,426,012	$—	$11,906,724
	Building Products	—	18,688,111	—	18,688,111
	Catalog Retail	—	5,007,893	—	5,007,893
	Computer & Electronics Retail	—	7,201,213	—	7,201,213
	Construction Materials	12,102,089	5,332,985	—	17,435,074
	Diversified Banks	37,050,135	9,219,210	—	46,269,345
	Hypermarkets & Super Centers	13,784,308	20,326,103	—	34,110,411
	Industrial Gases	—	4,840,352	—	4,840,352
	Internet Software & Services	2,574,879	9,947,717	—	12,522,596
	Marine Ports & Services	15,772,858	12,838,935	—	28,611,793
	Packaged Foods & Meats	26,841,295	5,004,272	—	31,845,567
	Pharmaceuticals	3,990,658	501,036	—	4,491,694
	Trading Companies & Distributors	13,091,120	5,578,264	—	18,669,384
	Other	507,255,798	—	—	507,255,798
Preferred Stocks		10,981,812	—	—	10,981,812
Short-Term Investments		—	107,203,583	—	107,203,583

		$653,925,664	$213,115,686	$—	$867,041,350

Global Opportunities Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$4,295,373	$1,264,173	$—	$5,559,546
	Catalog Retail	—	809,590	—	809,590
	Internet Software & Services	3,395,245	1,262,109	—	4,657,354
	Specialty Chemicals	106,557	526,845	—	633,402
	Other	157,528,937	—	—	157,528,937
Warrants		8,964	—	35,600	44,564

		$165,335,076	$3,862,717	$35,600	$169,233,393

Heritage Growth Fund
Assets
Common Stocks
Short-Term Investments		$80,850,394	$—	$—	$80,850,394
		—	3,424,938	—	3,424,938

		$80,850,394	$3,424,938	$—	$84,275,332

International Growth Fund
Assets
Common Stocks
	Catalog Retail	$—	$3,788,304	$—	$3,788,304
	Diversified Banks	3,331,951	3,329,787	—	6,661,738
	Electronic Components	—	2,843,055	—	2,843,055
	Food Retail	5,021,203	2,758,906	—	7,780,109
	Hypermarkets & Super Centers	—	3,068,501	—	3,068,501
	Industrial Gases	—	2,122,149	—	2,122,149
	Industrial Machinery	9,473,614	3,849,822	—	13,323,436
	Marine Ports & Services	1,941,593	4,840,531	—	6,782,124
	Specialty Chemicals	—	2,904,691	—	2,904,691
	Trading Companies & Distributors	4,025,480	1,398,814	—	5,424,294
	Other	213,926,678	—	—	213,926,678
Preferred Stocks
	Diversified Banks	1,377,306	85,167	—	1,462,473
	Other	1,536,330	—	—	1,536,330

		$240,634,155	$30,989,727	$—	$271,623,882

International Opportunities Fund
Assets
Common Stocks
	Apparel, Accessories & Luxury Goods	$5,567,214	$1,577,021	$—	$7,144,235
	Building Products	—	1,565,713	—	1,565,713
	Catalog Retail	—	1,646,938	—	1,646,938
	Commodity Chemicals	4,187,272	649,476	—	4,836,748
	Construction Materials	—	1,275,383	—	1,275,383
	Internet Software & Services	3,401,268	1,945,005	—	5,346,273
	Oil & Gas Refining & Marketing	—	856,913	—	856,913
	Specialty Chemicals	1,993,972	1,496,943	—	3,490,915
	Other	122,993,153	—	—	122,993,153

		$138,142,879	$11,013,392	$—	$149,156,271

Large Cap Value Fund
Assets
Common Stocks		$1,608,193,957	$—	$—	$1,608,193,957
Short-Term Investments		—	49,602,124	—	49,602,124

		$1,608,193,957	$49,602,124	$—	$1,657,796,081

Long/Short Fund
Assets
Common Stocks		$775,911,901	$—	$—	$775,911,901
Preferred Stocks		3,828,000	—	—	3,828,000
Short-Term Investments		—	211,795,603	—	211,795,603

		$779,739,901	$211,795,603	$—	$991,535,504

Liabilities
Equity Contracts		$(7,722,636)	$—	$—	$(7,722,636)
Securities Sold Short		(112,389,900)	—	—	(112,389,900)

		$(120,112,536)	$—	$—	$(120,112,536)

Micro Cap Fund
Assets
Common Stocks
	Biotechnology	$5,163,948	$247,093	$—	$5,411,041
	Specialized Finance	2,823,392	—	14,784	2,838,176
	Other	262,744,282	—	—	262,744,282
Preferred Stocks		2,190,184	—	—	2,190,184
Warrants		—	18,169	288,236	306,405
Short-Term Investments		—	4,141,628	—	4,141,628

		$272,921,806	$4,406,890	$303,020	$277,631,716

Micro Cap Value Fund
Assets
Common Stocks
	Biotechnology	$—	$85,000	$—	$85,000
	Commodity Chemicals	—	958,047	—	958,047
	Construction Materials	—	1,093,502	—	1,093,502
	Diversified Banks	1,638,264	—	170,557	1,808,821
	Restaurants	3,705,660	285,103	—	3,990,763
	Specialized Finance	2,870,100	—	4,022	2,874,122
	Trading Companies & Distributors	3,876,880	1,043,628	—	4,920,508
	Other	117,223,994	—	—	117,223,994
Preferred Stocks
	Pharmaceuticals	—	—	312,628	312,628
	Other	1,002,815	—	—	1,002,815
Limited Partnership Interest		93,750	—	—	93,750
Warrants		—	6,250	98,926	105,176
Short-Term Investments		—	9,822,442	—	9,822,442
Foreign Currency Exchange Contracts		—	155,346	—	155,346

		$130,411,463	$13,449,318	$586,133	$144,446,914

Liabilities
Equity Contracts		$(212,070)	$—	$—	$(212,070)

		$(212,070)	$—	$—	$(212,070)

Small Cap Growth Fund
Assets
Common Stocks
	Biotechnology	$36,719,092	$3,300,174	$—	$40,019,266
	Health Care Equipment	19,730,492	—	247	19,730,739
	Internet Software & Services	60,239,692	—	11,102,685	71,342,377
	Other	1,260,252,740	—	—	1,260,252,740
Preferred Stocks		—	—	961,210	961,210
Limited Partnership Interest		—	—	6,324,252	6,324,252
Warrants		—	242,660	—	242,660
Rights		—	—	—	—
Short-Term Investments		—	68,094,589	—	68,094,589

		$1,376,942,016	$71,637,423	$18,388,394	$1,466,967,833

Small Cap Value Fund
Assets
Common Stocks		$177,068,015	$—	$—	$177,068,015
Short-Term Investments		—	2,852,624	—	2,852,624

		$177,068,015	$2,852,624	$—	$179,920,639

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$—	$266,785	$—	$266,785
	Other	24,244,186	—	—	24,244,186
Preferred Stocks		—	4,373	—	4,373
Limited Liability Company Membership Interest		1,242,279	—	139,875	1,382,154
Limited Partnership Interest		661,707	—	—	661,707
Corporate Bonds		—	—	3,939	3,939
Mutual Funds		251,628	—	—	251,628
Short-Term Investments		—	5,531,110	—	5,531,110

		$26,399,800	$5,802,268	$143,814	$32,345,882

Ultra Growth Fund
Assets
Common Stocks
	Biotechnology	$4,775,279	$74,128	$—	$4,849,407
	Health Care Equipment	7,561,274	—	165	7,561,439
	Internet Software & Services	8,723,178	—	914	8,724,092
	Personal Products	—	—	504	504
	Other	110,982,026	—	—	110,982,026
Preferred Stocks
	Biotechnology	—	—	240,303	240,303
	Health Care Technology	—	—	883,112	883,112
Limited Partnership Interest		—	—	5,841,552	5,841,552
Warrants		—	5,451	146,850	152,301
Short-Term Investments		—	3,034,268	—	3,034,268

		$132,041,757	$3,113,847	$7,113,400	$142,269,004

World Innovators Fund
Assets
Common Stocks
	Internet Software & Services	$7,968,412	$—	$65	$7,968,477
	Trading Companies & Distributors	796,343	708,962	—	1,505,305
	Other	64,711,148	—	—	64,711,148
Preferred Stocks		1,527,406	—	—	1,527,406
Limited Partnership Interest		—	—	482,687	482,687
Warrants		—	—	63,635	63,635
Equity Contracts		16,040	—	—	16,040
Short-Term Investments		—	9,038,632	—	9,038,632

		$75,019,349	$9,747,594	$546,387	$85,313,330

Wasatch-1st Source Income Fund
Assets
Asset Backed Securities		$—	$3,850,622	$—	$3,850,622
Collateralized Mortgage Obligations		—	31,352,630	—	31,352,630
Corporate Bonds		—	49,404,034	—	49,404,034
Municipal Bonds		—	1,925,212	—	1,925,212
Mutual Funds		720,138	—	—	720,138
Exchange Traded Funds		682,560	—	—	682,560
U.S. Government Agency Securities		—	30,367,262	686,591	31,053,853
U.S. Treasury Bonds		—	7,062,255	—	7,062,255
U.S. Treasury Inflation Protected Bonds		—	2,215,493	—	2,215,493
U.S. Treasury Notes		—	6,370,116	—	6,370,116
Preferred Stocks		1,178,200	—	—	1,178,200
Short-Term Investments		—	2,248,891	—	2,248,891

		$2,580,898	$134,796,515	$686,591	$138,064,004

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$225,585,519	$—	$225,585,519
Short-Term Investments		—	2,242,300	—	2,242,300

		$—	$227,827,819	$—	$227,827,819

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

There were significant transfers between level 1 and 2 due to fair valuation in certain foreign markets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (level 3) for the Funds during the period ended December 31, 2011:

Fund	Market Value Beginning Balance 9/30/2011	Purchases at Cost/ Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2011	Net Change in Unrealized Appreciation (Depreciation) onInvestments Held at 12/31/2011
Global Opportunities Fund
Warrants	$27,200	$—	$—	$—	$8,400	$—	$—	$35,600	$8,400

Micro Cap Fund
Common Stocks	55,440	—	—	—	(40,656)	—	—	14,784	(40,656)
Warrants	220,511	—	—	—	67,725	—	—	288,236	67,725

	275,951	—	—	—	27,069	—	—	303,020	27,069

Micro Cap Value Fund
Common Stocks	200,085	—	—	—	(25,506)	—	—	174,579	(25,506)
Preferred Stocks	249,997	—	—	—	62,631	—	—	312,628	62,631
Warrants	75,721	—	—	—	23,205	—	—	98,926	23,205

	525,803	—	—	—	60,330	—	—	586,133	60,330

Small Cap Growth Fund
Common Stocks	247	7,254,248	—	—	3,848,437	—	—	11,102,932	3,848,437
Preferred Stocks	8,424,480	(7,254,248)	—	—	(209,022)	—	—	961,210	—
Limited Partnership Interest	6,271,172	160,000	—	—	(106,920)	—	—	6,324,252	(106,920)

	14,695,899	160,000	—	—	3,532,495	—	—	18,388,394	3,741,517

Strategic Income Fund
Limited Liability Company Membership Interest	154,558	(14,683)	—	—	—	—	—	139,875	—
Corporate Bonds	5,054	(2,885)	—	680	1,090	—	—	3,939	(1,045)

	159,612	(17,568)		680	1,090	—	—	143,814	(1,045)

Ultra Growth Fund
Common Stocks	1,583	—	—	—	—	—	—	1,583	—
Preferred Stocks	1,255,122	—	—	—	(131,707)	—	—	1,123,415	(131,707)
Limited Partnership Interest	5,786,902	150,000	—	—	(95,350)	—	—	5,841,552	(95,350)
Warrants	112,200	—	—	—	34,650	—	—	146,850	34,650

	7,155,807	150,000		—	(192,407)	—	—	7,113,400	(192,407)

World Innovators Fund
Common Stocks	65	—	—	—	—	—	—	65	—
Limited Partnership Interest	484,252	10,000	—	—	(11,565)	—	—	482,687	(11,565)
Warrants	48,620	—	—	—	15,015	—	—	63,635	15,015

	532,937	10,000	—	—	3,450	—	—	546,387	3,450

Wasatch-1st Source Income Fund
U.S. Government Agency Securities	$674,288	$—	$(412)	$—	$12,715	$—	$—	$686,591	$12,715

12. SUBSEQUENT EVENT

Wasatch Frontier Emerging Small Countries Fund, an additional series of the Trust, commenced operations on January 31, 2012.

On November 9, 2011, the Trust re-designated the shares of the Fund into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently there are only three funds offering Institutional Class shares: Wasatch Core Growth Fund, Wasatch Large Cap Value Fund and Wasatch Small Cap Value Fund, which commenced operations on January 31, 2012.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date:  February 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date:  February 17, 2012

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date:  February 17, 2012